UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04375

Name of Fund:  BlackRock Multi-State Municipal Series Trust
                  BlackRock Florida Municipal Bond Fund
                  BlackRock New Jersey Municipal Bond Fund
                  BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 01/31/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

Semi-Annual Reports                                                    BLACKROCK

JANUARY 31, 2008 | (UNAUDITED)

BlackRock Florida Municipal Bond Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
OF BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Reports:
Fund Summaries ...........................................................     4
About Fund Performance ...................................................    10
Disclosure of Expenses ...................................................    11
Portfolio Information ....................................................    15
Financial Statements:
    Schedules of Investments .............................................    16
    Statements of Assets and Liabilities .................................    28
    Statements of Operations .............................................    30
    Statements of Changes in Net Assets ..................................    31
Financial Highlights .....................................................    34
Notes to Financial Statements ............................................    50
Proxy Results ............................................................    60
Officers and Trustees ....................................................    60
BlackRock Fund Information ...............................................    61
Mutual Fund Family .......................................................    63


2               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter the new year with no relief. While most major market indexes managed to post positive returns in 2007, January proved to be a trying month as fears of an economic recession swelled.

The Federal Reserve Board (the "Fed"), after cutting interest rates 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. The Fed, responding to a slowing economy and continued fallout from the subprime mortgage crisis, cut interest rates 75 basis points in a rare unscheduled session on January 22, and quickly followed with another 50-basis-point cut at its regular meeting on January 30. This brought the target short-term interest rate to 3% as of the conclusion of this reporting period. In a statement accompanying its action, the central bank cited "a deepening housing contraction" and "considerable stress in the credit markets."

To be sure, subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The reverberations continue to be felt as stocks grapple with recession fears, heightened volatility and weakening earnings growth. Small-cap and value-oriented stocks suffered most in 2007, while large-cap and growth-oriented stocks fared better. International markets, which outperformed the U.S. in 2007, generally experienced greater declines in January as investors grew increasingly risk averse.

The reaction has been similar in fixed income markets, with fears related to the economic slowdown, housing collapse and subprime fallout prompting a flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.67% by the end of January, while prices correspondingly rose. The tax-exempt bond market set a new-issuance record in 2007, but has struggled with additional concerns around the creditworthiness of bond insurers.

Against this volatile backdrop, the major benchmark indexes posted mixed results for the current reporting period:

Total Returns as of January 31, 2008                                                  6-month    12-month
=========================================================================================================
U.S. equities (S&P 500 Index)                                                          -4.32%      -2.31%
---------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           -7.51       -9.79
---------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      -7.52       +0.22
---------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                               +6.82       +8.81
---------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         +3.71       +4.93
---------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)    +1.34       -0.44
---------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate the current uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC



                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary                               BlackRock Florida Municipal Bond Fund

Portfolio Management Commentary

      How did the Fund perform?

o On a total return basis, the Fund underperformed the Lehman Brothers Municipal Bond Index and the Lipper Florida Municipal Debt Funds category average. Unlike the Lehman Index, which measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to securities exempt from taxation in Florida. On a yield basis, the Fund outperformed the Lipper group for the semi-annual period.

      What factors influenced performance?

o U.S. Treasury yields fell sharply during the period as economic activity slowed and the Federal Reserve Board lowered short-term interest rates five times, from 5.25% to 3%. Ten-year Treasury note yields fell nearly twice as much as 30-year bond yields.

o In the municipal space, 10-year AAA-rated bond yields fell while long-term rates were essentially unchanged. Ongoing problems in the monoline insured sector resulted in a strongly bifurcated municipal bond market. High-quality issues, such as prerefunded bonds or natural AAA-rated and AA-rated bonds, did very well. Insured and lower-rated issues saw their valuations decline despite the general trend toward lower rates. Municipal bond supply slowed during the period, as the trouble within the insured sector negatively impacted new issuance.

o The flight to quality witnessed during this six-month period resulted in enhanced performance (that is, falling yields and rising prices) for the short end of the municipal market. However, the long end of the yield curve, where we primarily focus our investment, performed poorly. Credit spreads widened to levels not seen in several years; sectors that detracted from performance included uninsured health care, land-secured bonds and corporate-issued municipals.

o Having said that, the Fund does maintain exposure to a number of shorter-dated bonds that had been prerefunded in prior periods. These holdings contributed to performance amid the flight to quality in the short end of the municipal market.

      Describe recent portfolio activity.

o The Fund took advantage of the increase in volatility in the market to participate in some tax-loss swaps. In effect, we were willing to take losses on the sale of selected bonds in order to offset present and future capital gains, which are taxable to our shareholders. This also meant we were swapping into bonds with more attractive yields.

o The new-issue market presented few compelling investment opportunities. Most of the new supply came early in the period. Amid the continued deterioration in the subprime market, and resultant negative impact on monoline insurers, new issuance in Florida declined approximately 25% in the latter half of the period.

      Describe Fund positioning at period-end.

o The Fund maintained a fully invested portfolio throughout the past six months and ended the period with a neutral duration relative to our Lipper peer group.


4               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

                                           BlackRock Florida Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from January 1998 to January 2008:

                                                                 Lehman Brothers
                                                                  Municipal Bond
        Institutional Shares*+       Investor A Shares*+                 Index++
1/98                   $10,000                    $9,575                 $10,000
1/99                   $10,612                   $10,136                 $10,665
1/00                    $9,878                    $9,411                 $10,278
1/01                   $11,110                   $10,559                 $11,643
1/02                   $11,755                   $11,144                 $12,330
1/03                   $12,608                   $11,923                 $13,250
1/04                   $13,424                   $12,663                 $14,070
1/05                   $14,193                   $13,355                 $14,753
1/06                   $14,773                   $13,866                 $15,171
1/07                   $15,443                   $14,445                 $15,822
1/08                   $15,652                   $14,620                 $16,602

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of Florida, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

Performance Summary for the Period Ended January 31, 2008

                                                                                    Average Annual Total Returns*
                                                                --------------------------------------------------------------------
                                                                        1 Year                 5 Years                10 Years
                                                                --------------------    --------------------    --------------------
                              Standardized        6-Month       w/o sales    w/sales    w/o sales    w/sales    w/o sales    w/sales
                              30-Day Yields    Total Returns     charge      charge      charge      charge      charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional                     4.32%           +0.68%         +1.36%         --       +4.42%         --       +4.58%         --
Investor A                        3.93            +0.66          +1.22       -3.09%      +4.16       +3.26%      +4.32       +3.87%
Investor A1                       4.06            +0.74          +1.37       -2.69       +4.32       +3.47       +4.49       +4.06
Investor B                        3.82            +0.44          +0.86       -3.02       +3.90       +3.56       +4.06       +4.06
Investor C                        3.33            +0.17          +0.34       -0.63       +3.36       +3.36       +3.53       +3.53
Investor C1                       3.73            +0.39          +0.76       -0.21       +3.78       +3.78       +3.95       +3.95
Lehman Brothers Municipal
  Bond Index                        --            +3.71          +4.93          --       +4.61          --       +5.20          --

* Assuming maximum sales charges. See "About Fund Performance" on pages 10 and 11 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               5

Fund Summary                            BlackRock New Jersey Municipal Bond Fund

Portfolio Management Commentary

      How did the Fund perform?

o Fund returns for the period lagged the Lehman Brothers Municipal Bond Index, but compared favorably with the average return of the Lipper New Jersey Municipal Debt Funds category. Unlike the Lehman Index, which measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to securities exempt from taxation in New Jersey.

What factors influenced performance?

o U.S. Treasury yields fell sharply during the period as economic activity slowed and the Federal Reserve Board (the "Fed") lowered short-term interest rates five times, from 5.25% to 3%. Ten-year Treasury note yields fell nearly twice as much as 30-year bond yields.

o In the municipal space, 10-year AAA-rated bond yields fell while long-term interest rates were essentially unchanged. Ongoing problems in the monoline insured sector resulted in a strongly bifurcated municipal bond market. High-quality issues, such as prerefunded bonds or natural AAA-rated and AA-rated bonds, did very well. Insured and lower-rated issues saw their valuations decline despite the general trend toward lower rates. Municipal bond supply slowed during the period, as the trouble within the insured sector negatively impacted new issuance.

o The Fund continues to benefit from its above-average distribution rate. In addition, we have maintained a broadly diversified portfolio with credits and coupon structures that are attractive to the retail buyer. These positions have outperformed as retail demand (specifically for longer-dated discount bonds) has increased. Other sectors to outperform the market have been shorter-dated bonds, and bonds with higher underlying ratings that have benefited from the flight to quality amid the turmoil surrounding the monoline insurers.

o Conversely, the Fund's exposure to longer-dated bonds hurt performance. With the Fed dramatically lowering short-term interest rates, both the Treasury and municipal bond markets experienced significant yield curve steepening. This resulted in general underperformance of longer-dated bonds. Also, the Fund's lower-quality holdings underperformed early in the period as the housing debacle caused investors to seek the safety of Treasury issues. Later in the period, the Fund's insured holdings came under pressure due to the questionable ratings status of the monoline insurers.

      Describe recent portfolio activity.

o New issuance in New Jersey fell more than 27% compared to the same six-month period a year ago. With few large deals in which to participate, we concentrated on feeding retail interest and making smaller trades at above-market prices. Most of the new-issue purchases we made were smaller transactions expected to appeal to retail demand. Other trading activity consisted of adding to existing high yield holdings and effecting tax-loss swaps in order to increase the distribution rate of the Fund.

      Describe Fund positioning at period-end.

o Given the volatility in the market, the Fund ended the period with a neutral posture in terms of interest rate risk.


6               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

                                        BlackRock New Jersey Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from January 1998 to January 2008:

                                                                 Lehman Brothers
                                                                  Municipal Bond
        Institutional Shares*+       Investor A Shares*+                 Index++
1/98                   $10,000                    $9,575                 $10,000
1/99                   $10,650                   $10,172                 $10,665
1/00                    $9,709                    $9,250                 $10,278
1/01                   $11,074                   $10,525                 $11,643
1/02                   $11,572                   $10,970                 $12,330
1/03                   $12,241                   $11,576                 $13,250
1/04                   $13,042                   $12,302                 $14,070
1/05                   $13,800                   $12,985                 $14,753
1/06                   $14,379                   $13,496                 $15,171
1/07                   $15,193                   $14,225                 $15,822
1/08                   $15,573                   $14,550                 $16,602

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of New Jersey, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

      Performance Summary for the Period Ended January 31, 2008

                                                                                    Average Annual Total Returns*
                                                                --------------------------------------------------------------------
                                                                        1 Year                 5 Years                10 Years
                                                                --------------------    --------------------    --------------------
                              Standardized        6-Month       w/o sales    w/sales    w/o sales    w/sales    w/o sales    w/sales
                              30-Day Yields    Total Returns     charge      charge      charge      charge      charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional                     3.94%           +2.11%         +2.50%         --       +4.93%         --       +4.53%         --
Service                           3.77            +2.01          +2.28          --       +4.68          --       +4.27          --
Investor A                        3.61            +2.01          +2.29       -2.06%      +4.68       +3.77%      +4.27       +3.82%
Investor A1                       3.76            +2.18          +2.53       -1.57       +4.86       +4.01       +4.45       +4.02
Investor B                        3.02            +1.64          +1.53       -2.88       +3.90       +3.56       +3.50       +3.50
Investor B1                       3.52            +1.88          +2.03       -1.90       +4.42       +4.08       +4.01       +4.01
Investor C                        3.01            +1.73          +1.53       +0.55       +3.90       +3.90       +3.50       +3.50
Investor C1                       3.42            +1.83          +1.92       +0.94       +4.31       +4.31       +3.90       +3.90
Lehman Brothers Municipal
  Bond Index                        --            +3.71          +4.93          --       +4.61          --       +5.20          --

* Assuming maximum sales charges. See "About Fund Performance" on pages 10 and 11 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               7

Fund Summary                          BlackRock Pennsylvania Municipal Bond Fund

Portfolio Management Commentary

      How did the Fund perform?

o Fund returns for the period lagged the broad-market Lehman Brothers Municipal Bond Index, but compared favorably with the average return of the Lipper Pennsylvania Municipal Debt Funds category. Unlike the Lehman Index, which measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to securities exempt from taxation in Pennsylvania. The Fund generated an above-average yield relative to its Lipper peers.

      What factors influenced performance?

o U.S. Treasury yields fell sharply during the period as economic activity slowed and the Federal Reserve Board lowered short-term interest rates five times, from 5.25% to 3%. Ten-year Treasury note yields fell nearly twice as much as 30-year bond yields.

o In the municipal space, 10-year AAA-rated bond yields fell while long-term rates were essentially unchanged. Ongoing problems in the monoline insured sector resulted in a strongly bifurcated municipal bond market. High-quality issues, such as prerefunded bonds or natural AAA-rated and AA-rated bonds, did very well. Insured and lower-rated issues saw their valuations decline despite the general trend toward lower rates. Municipal bond supply slowed during the period, as the trouble within the insured sector negatively impacted new issuance.

o The widening of credit spreads (the difference in yields offered by lower-rated bonds compared with AAA-rated bonds of comparable maturity) detracted from Fund performance during the period, as we do have exposure to bonds rated A to Baa. The severity of the liquidity crisis diminished demand for anything other than the highest-quality bonds.

o Conversely, the Fund's long duration relative to its peers for most of the period enabled it to maintain its very attractive yield, and this was a positive contributor to performance.

      Describe recent portfolio activity.

o We increased the Fund's duration during the period, keeping it at or above the level of our Lipper peer group through December. To do so, we generally sold shorter-maturity and lower-duration bonds while purchasing longer maturities and longer-duration bonds. However, new issuance of Pennsylvania municipal bonds decreased 24% during the six-month period. As such, the limited supply of longer-maturity, premium-coupon bonds somewhat hampered our ability to increase duration.

      Describe Fund positioning at period-end.

o We started reducing the Fund's duration slightly in January through the sale of some longer-maturity bonds. By period-end, portfolio duration was slightly shorter (.21%) than the Lipper group average.


8               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

                                      BlackRock Pennsylvania Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from January 1998 to January 2008:

                                                                 Lehman Brothers
                                                                  Municipal Bond
        Institutional Shares*+       Investor A Shares*+                 Index++
1/98                   $10,000                    $9,575                 $10,000
1/99                   $10,651                   $10,173                 $10,665
1/00                    $9,988                    $9,516                 $10,278
1/01                   $11,265                   $10,706                 $11,643
1/02                   $11,925                   $11,305                 $12,330
1/03                   $12,742                   $12,050                 $13,250
1/04                   $13,650                   $12,876                 $14,070
1/05                   $14,288                   $13,444                 $14,753
1/06                   $14,711                   $13,808                 $15,171
1/07                   $15,386                   $14,406                 $15,822
1/08                   $15,846                   $14,802                 $16,602

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

Performance Summary for the Period Ended January 31, 2008

                                                                                    Average Annual Total Returns*
                                                                --------------------------------------------------------------------
                                                                        1 Year                 5 Years                10 Years
                                                                --------------------    --------------------    --------------------
                              Standardized        6-Month       w/o sales    w/sales    w/o sales    w/sales    w/o sales    w/sales
                              30-Day Yields    Total Returns     charge      charge      charge      charge      charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional                     4.20%           +1.95%         +2.99%         --       +4.46%         --       +4.71%         --
Service                           3.97            +1.92          +2.74          --       +4.22          --       +4.46          --
Investor A                        3.80            +1.83          +2.75       -1.62%      +4.20       +3.30%      +4.45       +4.00%
Investor A1                       3.95            +1.99          +2.98       -1.14       +4.37       +3.53       +4.62       +4.19
Investor B                        3.22            +1.45          +2.07       -2.35       +3.44       +3.09       +3.68       +3.68
Investor B1                       3.72            +1.70          +2.48       -1.44       +3.93       +3.59       +4.18       +4.18
Investor C                        3.22            +1.44          +1.97       +0.99       +3.44       +3.44       +3.68       +3.68
Investor C1                       3.62            +1.65          +2.38       +1.40       +3.83       +3.83       +4.08       +4.08
Lehman Brothers Municipal
  Bond Index                        --            +3.71          +4.93          --       +4.61          --       +5.20          --

* Assuming maximum sales charges. See "About Fund Performance" on pages 10 and 11 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               9

About Fund Performance

BlackRock Florida Municipal Bond Fund

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fee and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to the Investor C inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to the Service Shares inception date of October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Service Share fees.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic share conversions.) Prior to the Investor B inception date of October 2, 2006, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor B Share fees.

o Investor B1 Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B1 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to the Investor C inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.


10               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

About Fund Performance (concluded)

For All Funds

Performance informance reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on pages 5, 7 and 9 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, BlackRock Advisors, LLC, the Funds' investment manager, agreed to reimburse a portion of their fee. Without such reimbursement, the Funds' performance would have been lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on pages 12 - 14 (which are based on a hypothetical investment of $1,000 invested on August 1, 2007 and held through January 31, 2008) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the tables are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               11

BlackRock Florida Municipal Bond Fund (Including Interest Expense and Fees)

                                              Actual                                             Hypothetical**
                        ---------------------------------------------------    ---------------------------------------------------
                          Beginning        Ending                                Beginning        Ending
                        Account Value   Account Value      Expenses Paid       Account Value   Account Value      Expenses Paid
                        Aug. 1, 2007    Jan. 31, 2008    During the Period*    Aug. 1, 2007    Jan. 31, 2008    During the Period*
----------------------------------------------------------------------------------------------------------------------------------
Institutional              $1,000         $1,006.80           $ 6.07              $1,000         $1,019.15           $ 6.11
Investor A                 $1,000         $1,006.60           $ 7.23              $1,000         $1,017.99           $ 7.27
Investor A1                $1,000         $1,007.40           $ 6.48              $1,000         $1,018.75           $ 6.51
Investor B                 $1,000         $1,004.40           $ 8.54              $1,000         $1,016.68           $ 8.59
Investor C                 $1,000         $1,001.70           $11.10              $1,000         $1,014.11           $11.17
Investor C1                $1,000         $1,003.90           $ 8.94              $1,000         $1,016.28           $ 9.00

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.20% for Institutional, 1.43% for Investor A, 1.28% for Investor A1, 1.69% for Investor B, 2.20% for Investor C and 1.77% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BlackRock Florida Municipal Bond Fund (Excluding Interest Expense and Fees)

                                              Actual                                             Hypothetical**
                        ---------------------------------------------------    ---------------------------------------------------
                          Beginning        Ending                                Beginning        Ending
                        Account Value   Account Value      Expenses Paid       Account Value   Account Value      Expenses Paid
                        Aug. 1, 2007    Jan. 31, 2008    During the Period*    Aug. 1, 2007    Jan. 31, 2008    During the Period*
----------------------------------------------------------------------------------------------------------------------------------
Institutional              $1,000         $1,006.80           $4.20               $1,000         $1,021.02           $4.23
Investor A                 $1,000         $1,006.60           $5.36               $1,000         $1,019.86           $5.40
Investor A1                $1,000         $1,007.40           $4.60               $1,000         $1,020.61           $4.63
Investor B                 $1,000         $1,004.40           $6.67               $1,000         $1,018.55           $6.72
Investor C                 $1,000         $1,001.70           $9.23               $1,000         $1,015.97           $9.30
Investor C1                $1,000         $1,003.90           $7.12               $1,000         $1,018.09           $7.17

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.83% for Institutional, 1.06% for Investor A, .91% for Investor A1, 1.32% for Investor B, 1.83% for Investor C and 1.41% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


12               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

BlackRock New Jersey Municipal Bond Fund (Including Interest Expense and Fees)

                                              Actual                                             Hypothetical**
                        ---------------------------------------------------    ---------------------------------------------------
                          Beginning        Ending                                Beginning        Ending
                        Account Value   Account Value      Expenses Paid       Account Value   Account Value      Expenses Paid
                        Aug. 1, 2007    Jan. 31, 2008    During the Period*    Aug. 1, 2007    Jan. 31, 2008    During the Period*
----------------------------------------------------------------------------------------------------------------------------------
Institutional              $1,000         $1,021.10           $4.69               $1,000         $1,020.56           $4.69
Service                    $1,000         $1,020.10           $5.65               $1,000         $1,019.60           $5.65
Investor A                 $1,000         $1,020.10           $5.60               $1,000         $1,019.65           $5.60
Investor A1                $1,000         $1,021.80           $4.89               $1,000         $1,020.36           $4.89
Investor B                 $1,000         $1,016.40           $9.30               $1,000         $1,015.97           $9.30
Investor B1                $1,000         $1,018.80           $6.87               $1,000         $1,018.39           $6.87
Investor C                 $1,000         $1,017.30           $9.36               $1,000         $1,015.92           $9.35
Investor C1                $1,000         $1,018.30           $7.38               $1,000         $1,017.89           $7.37

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.92% for Institutional, 1.11% for Service, 1.10% for Investor A, .96% for Investor A1, 1.83% for Investor B, 1.35% for Investor B1, 1.84% for Investor C and 1.45% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BlackRock New Jersey Municipal Bond Fund (Excluding Interest Expense and Fees)

                                              Actual                                             Hypothetical**
                        ---------------------------------------------------    ---------------------------------------------------
                          Beginning        Ending                                Beginning        Ending
                        Account Value   Account Value      Expenses Paid       Account Value   Account Value      Expenses Paid
                        Aug. 1, 2007    Jan. 31, 2008    During the Period*    Aug. 1, 2007    Jan. 31, 2008    During the Period*
----------------------------------------------------------------------------------------------------------------------------------
Institutional              $1,000         $1,021.10           $3.36               $1,000         $1,021.87           $3.36
Service                    $1,000         $1,020.10           $4.33               $1,000         $1,020.92           $4.33
Investor A                 $1,000         $1,020.10           $4.28               $1,000         $1,020.97           $4.28
Investor A1                $1,000         $1,021.80           $3.57               $1,000         $1,021.67           $3.57
Investor B                 $1,000         $1,016.40           $7.98               $1,000         $1,017.29           $7.98
Investor B1                $1,000         $1,018.80           $5.60               $1,000         $1,019.65           $5.60
Investor C                 $1,000         $1,017.30           $8.03               $1,000         $1,017.24           $8.03
Investor C1                $1,000         $1,018.30           $6.10               $1,000         $1,019.15           $6.11

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.66% for Institutional, .85% for Service, .84% for Investor A, .70% for Investor A1, 1.57% for Investor B, 1.10% for Investor B1, 1.58% for Investor C and 1.20% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               13

Disclosure of Expenses (concluded)

BlackRock Pennsylvania Municipal Bond Fund (Including Interest Expense and Fees)

                                              Actual                                             Hypothetical**
                        ---------------------------------------------------    ---------------------------------------------------
                          Beginning        Ending                                Beginning        Ending
                        Account Value   Account Value      Expenses Paid       Account Value   Account Value      Expenses Paid
                        Aug. 1, 2007    Jan. 31, 2008    During the Period*    Aug. 1, 2007    Jan. 31, 2008    During the Period*
----------------------------------------------------------------------------------------------------------------------------------
Institutional           $1,000            $1,019.50           $ 4.99              $1,000         $1,020.26           $ 4.99
Service                 $1,000            $1,019.20           $ 6.21              $1,000         $1,019.05           $ 6.21
Investor A              $1,000            $1,018.30           $ 6.21              $1,000         $1,019.05           $ 6.21
Investor A1             $1,000            $1,019.90           $ 5.50              $1,000         $1,019.76           $ 5.50
Investor B              $1,000            $1,014.50           $ 9.90              $1,000         $1,015.37           $ 9.91
Investor B1             $1,000            $1,017.00           $ 7.47              $1,000         $1,017.79           $ 7.48
Investor C              $1,000            $1,014.40           $10.00              $1,000         $1,015.27           $10.01
Investor C1             $1,000            $1,016.50           $ 7.98              $1,000         $1,017.29           $ 7.98

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.98% for Institutional, 1.22% for Service, 1.22% for Investor A, 1.08% for Investor A1, 1.95% for Investor B, 1.47% for Investor B1, 1.97% for Investor C and 1.57% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BlackRock Pennsylvania Municipal Bond Fund (Excluding Interest Expense and Fees)

                                              Actual                                             Hypothetical**
                        ---------------------------------------------------    ---------------------------------------------------
                          Beginning        Ending                                Beginning        Ending
                        Account Value   Account Value      Expenses Paid       Account Value   Account Value      Expenses Paid
                        Aug. 1, 2007    Jan. 31, 2008    During the Period*    Aug. 1, 2007    Jan. 31, 2008    During the Period*
----------------------------------------------------------------------------------------------------------------------------------
Institutional              $1,000         $1,019.50           $3.05               $1,000         $1,022.18           $3.06
Service                    $1,000         $1,019.20           $4.33               $1,000         $1,020.92           $4.33
Investor A                 $1,000         $1,018.30           $4.27               $1,000         $1,020.97           $4.28
Investor A1                $1,000         $1,019.90           $3.56               $1,000         $1,021.67           $3.57
Investor B                 $1,000         $1,014.50           $7.97               $1,000         $1,017.29           $7.98
Investor B1                $1,000         $1,017.00           $5.59               $1,000         $1,019.65           $5.60
Investor C                 $1,000         $1,014.40           $8.12               $1,000         $1,017.13           $8.13
Investor C1                $1,000         $1,016.50           $6.10               $1,000         $1,019.15           $6.11

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.60% for Institutional, .85% for Service, .84% for Investor A, .70% for Investor A1, 1.57% for Investor B, 1.10% for Investor B1, 1.60% for Investor C and 1.20% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


14               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Portfolio Information as of January 31, 2008

BlackRock Florida Municipal Bond Fund

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ................................................      82.5%
General Obligation Bonds ...........................................       9.1
Prerefunded Bonds* .................................................       8.4
--------------------------------------------------------------------------------
*     Backed by an escrow fund.

Quality Ratings by                                                    Percent of
S&P/Moody's                                                Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ............................................................      56.8%
AA/Aa ..............................................................       3.1
A/A ................................................................       5.4
BBB/Baa ............................................................       7.6
NR (Not Rated) .....................................................      24.0
Other* .............................................................       3.1
--------------------------------------------------------------------------------
*     Includes portfolio holdings in mutual funds.

BlackRock New Jersey Municipal Bond Fund

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ................................................      71.8%
General Obligation Bonds ...........................................      16.8
Prerefunded Bonds* .................................................      11.4
--------------------------------------------------------------------------------
*     Backed by an escrow fund.

Quality Ratings by                                                    Percent of
S&P/Moody's                                                Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ............................................................      56.0%
AA/Aa ..............................................................       9.2
A/A ................................................................       9.4
BBB/Baa ............................................................      12.9
BB/Ba ..............................................................       0.9
B/B ................................................................       1.0
CCC/Caa ............................................................       0.8
CC/Ca ..............................................................       0.2
NR (Not Rated) .....................................................       9.6
--------------------------------------------------------------------------------
BlackRock Pennsylvania Municipal Bond Fund

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ................................................      66.7%
General Obligation Bonds ...........................................      31.6
Prerefunded Bonds* .................................................       1.7
--------------------------------------------------------------------------------
*     Backed by an escrow fund.

Quality Ratings by                                                    Percent of
S&P/Moody's                                                Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ............................................................      52.3%
AA/Aa ..............................................................      16.1
A/A ................................................................       5.6
BBB/Baa ............................................................      12.7
BB/Ba ..............................................................       0.7
CCC/Caa ............................................................       0.1
NR (Not Rated) .....................................................      12.5
--------------------------------------------------------------------------------


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               15

Schedule of Investments as of January 31, 2008
(Unaudited)                 BlackRock Florida Municipal Bond Fund (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
================================================================================
Florida -- 80.6%
--------------------------------------------------------------------------------
    $1,095    Altamonte Springs, Florida, Health Facilities Authority,
              Hospital Revenue Bonds (Adventist Health Systems --
              Sunbelt), 7% due 10/01/2014 (k)                           $  1,362
--------------------------------------------------------------------------------
     1,210    Ballantrae, Florida, Community Development District,
              Capital Improvement Revenue Bonds, 6%
              due 5/01/2035                                                1,151
--------------------------------------------------------------------------------
     1,000    Broward County, Florida, HFA, S/F Mortgage Revenue
              Refunding Bonds, AMT, Series E, 5.90%
              due 10/01/2039 (f)(g)                                        1,093
--------------------------------------------------------------------------------
       535    Capital Trust Agency, Florida, Air Cargo Revenue Bonds,
              AMT, 6.25% due 1/01/2019                                       544
--------------------------------------------------------------------------------
              Citrus County, Florida, Hospital Board Revenue
              Refunding Bonds (Citrus Memorial Hospital):
       900        6.25% due 8/15/2023                                        957
     1,500        6.375% due 8/15/2032                                     1,571
--------------------------------------------------------------------------------
     1,000    Cypress Lakes, Florida, Community Development
              District, Special Assessment Bonds, Series A, 6%
              due 5/01/2034                                                  970
--------------------------------------------------------------------------------
       400    Dade County, Florida, IDA, PCR, Refunding (Florida
              Power and Light Company Project), VRDN, 2.18%
              due 4/01/2020 (q)                                              400
--------------------------------------------------------------------------------
     1,500    Fiddlers Creek, Florida, Community Development
              District Number 2, Special Assessment Revenue Bonds,
              Series A, 6.375% due 5/01/2035                               1,459
--------------------------------------------------------------------------------
       885    Florida HFA, Homeowner Mortgage Revenue Bonds,
              AMT, Series 3, 6.35% due 7/01/2028 (e)(i)                      935
--------------------------------------------------------------------------------
       435    Florida Housing Finance Corporation, Homeowner
              Mortgage Revenue Refunding Bonds, AMT, Series 4,
              6.25% due 7/01/2022 (h)                                        459
--------------------------------------------------------------------------------
     1,383    Florida State Board of Education, Lottery Revenue
              Bonds, DRIVERS, Series 222, 8.967%
              due 7/01/2017 (d)(p)                                         1,661
--------------------------------------------------------------------------------
     1,000    Greater Orlando Aviation Authority, Florida, Airport
              Facilities Revenue Bonds (JetBlue Airways Corp.), AMT,
              6.375% due 11/15/2026                                          953
--------------------------------------------------------------------------------
       960    Harbor Bay, Florida, Community Development District,
              Capital Improvement Special Assessment Revenue
              Bonds, Series A, 7% due 5/01/2033                              991
--------------------------------------------------------------------------------
       500    Heritage Harbour North Community Development
              District, Florida, Capital Improvement Bonds, 6.375%
              due 5/01/2038                                                  466
--------------------------------------------------------------------------------
     1,250    Highlands County, Florida, Health Facilities Authority,
              Hospital Revenue Bonds (Adventist Health System),
              Series C, 5.25% due 11/15/2036                               1,262
--------------------------------------------------------------------------------
              Hillsborough County, Florida, IDA, Exempt Facilities
              Revenue Bonds (National Gypsum Company), AMT:
     1,000        Series A, 7.125% due 4/01/2030                           1,027
     1,750        Series B, 7.125% due 4/01/2030                           1,797
--------------------------------------------------------------------------------
              Jacksonville, Florida, Economic Development
              Commission, Health Care Facilities Revenue Bonds
              (Mayo Clinic -- Jacksonville):
     1,000        Series A, 5.50% due 11/15/2036                           1,041
     1,000        Series A, 5.50% due 11/15/2036 (i)                       1,066
     2,000        Series B, 5.50% due 11/15/2036                           2,082
       410        Series B, 5.50% due 11/15/2036 (i)                         437
--------------------------------------------------------------------------------
     2,050    Jacksonville, Florida, Economic Development
              Commission, IDR (Metropolitan Parking Solutions
              Project), AMT, 5.875% due 6/01/2031 (a)                      2,036
--------------------------------------------------------------------------------
     1,200    Jacksonville, Florida, Guaranteed Entitlement Revenue
              Refunding and Improvement Bonds, 5.25%
              due 10/01/2032 (d)                                           1,241
--------------------------------------------------------------------------------
       750    Jacksonville, Florida, HFA, Homeowner Mortgage
              Revenue Refunding Bonds, AMT, Series A-1, 5.625%
              due 10/01/2039 (g)                                             772
--------------------------------------------------------------------------------
     1,000    Jacksonville, Florida, Health Facilities Authority,
              Hospital Revenue Bonds (Baptist Medical Center Project),
              5% due 8/15/2037 (h)                                         1,017
--------------------------------------------------------------------------------
       500    Jacksonville, Florida, Health Facilities Authority,
              Hospital Revenue Refunding Bonds (Charity Obligation
              Group), VRDN, Series C, 1.95% due 8/15/2019 (i)(q)             500
--------------------------------------------------------------------------------
     1,520    Jacksonville, Florida, Sales Tax Revenue Bonds, 5%
              due 10/01/2027 (i)                                           1,559
--------------------------------------------------------------------------------
     1,000    Lee County, Florida, HFA, S/F Mortgage Revenue Bonds
              (Multi-County Program), AMT, Series A-2, 6%
              due 9/01/2040 (f)(g)                                         1,120
--------------------------------------------------------------------------------
       400    Lee County, Florida, Hospital Board of Directors,
              Hospital Revenue Bonds (Memorial Health System),
              VRDN, Series A, 2.17% due 4/01/2025 (q)                        400
--------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.

AMT         Alternative Minimum Tax (subject to)
CABS        Capital Appreciation Bonds
COP         Certificates of Participation
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
EDR         Economic Development Revenue Bonds
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
S/F         Single-Family
VRDN        Variable Rate Demand Notes

See Notes to Financial Statements.


16               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

                            BlackRock Florida Municipal Bond Fund (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
================================================================================
Florida (continued)
--------------------------------------------------------------------------------
     $ 750    Manatee County, Florida, HFA, Homeowner Revenue
              Bonds, AMT, Series A, 5.90% due 9/01/2040 (f)(g)          $    814
--------------------------------------------------------------------------------
     1,000    Marco Island, Florida, Utility System Revenue Bonds,
              5% due 10/01/2033 (i)                                        1,022
--------------------------------------------------------------------------------
     2,320    Martin County, Florida, Health Facilities Authority,
              Hospital Revenue Bonds (Martin Memorial Medical
              Center), Series A, 5.875% due 11/15/2012 (m)                 2,657
--------------------------------------------------------------------------------
     1,435    Miami-Dade County, Florida, Aviation Revenue Bonds,
              AMT, Series A, 5% due 10/01/2033 (h)                         1,429
--------------------------------------------------------------------------------
              Miami-Dade County, Florida, Expressway Authority, Toll
              System Revenue Bonds, Series B (d):
     2,495        5.25% due 7/01/2026                                      2,607
     3,450        5% due 7/01/2033                                         3,469
--------------------------------------------------------------------------------
     1,000    Miami-Dade County, Florida, HFA, Home Ownership
              Mortgage Revenue Bonds, AMT, Series A, 5.55%
              due 10/01/2049 (f)(g)                                        1,067
--------------------------------------------------------------------------------
     1,250    Miami-Dade County, Florida, Solid Waste System
              Revenue Bonds, 5.25% due 10/01/2030 (i)                      1,314
--------------------------------------------------------------------------------
     1,000    Middle Village Community Development District,
              Florida, Special Assessment Bonds, Series A, 6%
              due 5/01/2035                                                  965
--------------------------------------------------------------------------------
     1,000    Midtown Miami, Florida, Community Development
              District, Special Assessment Revenue Bonds, Series A,
              6.25% due 5/01/2037                                            965
--------------------------------------------------------------------------------
       975    Oak Creek, Florida, Community Development District,
              Special Assessment Bonds, 5.80% due 5/01/2035                  907
--------------------------------------------------------------------------------
       500    Orange County, Florida, Health Facilities Authority, First
              Mortgage Revenue Bonds (Orlando Lutheran Towers),
              5.50% due 7/01/2038                                            442
--------------------------------------------------------------------------------
     2,705    Orange County, Florida, Health Facilities Authority,
              Hospital Revenue Bonds (Orlando Regional Healthcare),
              6% due 12/01/2012 (m)                                        3,093
--------------------------------------------------------------------------------
     1,000    Orange County, Florida, School Board, COP, Series A,
              5% due 8/01/2032 (d)                                           999
--------------------------------------------------------------------------------
     1,500    Orlando and Orange County, Florida, Expressway
              Authority Revenue Bonds, Series B, 5%
              due 7/01/2035 (b)                                            1,525
--------------------------------------------------------------------------------
              Orlando, Florida, Urban Community Development
              District, Capital Improvement Special Assessment Bonds:
     1,000        6.25% due 5/01/2034                                        947
       930        Series A, 6.95% due 5/01/2011 (m)                        1,042
--------------------------------------------------------------------------------
       925    Osceola County, Florida, Tourist Development Tax
              Revenue Bonds, Series A, 5.50% due 10/01/2027 (d)              984
--------------------------------------------------------------------------------
              Palm Beach County, Florida, School Board, COP,
              Series A:
     1,000        5% due 8/01/2029 (d)                                     1,002
     1,000        5% due 8/01/2031 (h)                                     1,024
--------------------------------------------------------------------------------
              Park Place Community Development District, Florida,
              Special Assessment Revenue Bonds:
       500        6.75% due 5/01/2032                                        517
       985        6.375% due 5/01/2034                                       996
--------------------------------------------------------------------------------
     2,080    Pasco County, Florida, Health Facilities Authority, Gross
              Revenue Bonds (Adventist Health System -- Sunbelt),
              7% due 10/01/2014 (k)                                        2,533
--------------------------------------------------------------------------------
     1,000    Saint Johns County, Florida, Sales Tax Revenue Bonds,
              Series A, 5.25% due 10/01/2028 (b)                           1,034
--------------------------------------------------------------------------------
     2,295    Saint Johns County, Florida, Water and Sewer Revenue
              Bonds, CABS, 5.368% due 6/01/2032 (b)(n)(r)                    615
--------------------------------------------------------------------------------
       900    South Florida Water Management District, COP, 5%
              due 10/01/2036 (b)                                             893
--------------------------------------------------------------------------------
       970    South Kendall, Florida, Community Development
              District, Special Assessment Bonds, Series A, 5.90%
              due 5/01/2035                                                  920
--------------------------------------------------------------------------------
              South Lake County, Florida, Hospital District Revenue
              Bonds (South Lake Hospital Inc.):
     1,000        5.80% due 10/01/2034                                     1,018
       995        6.375% due 10/01/2034                                    1,029
--------------------------------------------------------------------------------
       215    Sterling Hill, Florida, Community Development District,
              Capital Improvement Revenue Refunding Bonds,
              Series B, 5.50% due 11/01/2010                                 214
--------------------------------------------------------------------------------
        40    Stoneybrook West, Florida, Community Development
              District, Special Assessment Revenue Bonds, Series B,
              6.45% due 5/01/2010                                             40
--------------------------------------------------------------------------------
       600    Suncoast Community Development District, Florida,
              Capital Improvement Revenue Bonds, Series A,
              5.875% due 5/01/2034                                           577
--------------------------------------------------------------------------------
       850    Tolomato Community Development District, Florida,
              Special Assessment Bonds, 6.55% due 5/01/2027                  839
--------------------------------------------------------------------------------
     1,600    University of Central Florida, COP (UCF Convocation
              Center), Series A, 5% due 10/01/2035 (d)                     1,590
--------------------------------------------------------------------------------
     2,860    University of Central Florida (UCF) Athletics Association
              Inc., COP, Series A, 5.25% due 10/01/2034 (d)                2,895
--------------------------------------------------------------------------------
     1,000    University of North Florida, Capital Improvement
              Revenue Bonds (Housing Project), 5%
              due 11/01/2032 (d)                                           1,004
--------------------------------------------------------------------------------
     1,000    Village Center Community Development District, Florida,
              Utility Revenue Bonds, 5.125% due 10/01/2028 (i)             1,034
--------------------------------------------------------------------------------
     1,425    Vista Lakes Community Development District, Florida,
              Capital Improvement Revenue Bonds, Series A, 6.75%
              due 5/01/2012 (m)                                            1,625
--------------------------------------------------------------------------------
     1,000    Volusia County, Florida, IDA, Student Housing Revenue
              Bonds (Stetson University Project), Series A, 5%
              due 6/01/2035 (c)                                            1,014
--------------------------------------------------------------------------------
     1,000    Watergrass Community Development District, Florida,
              Special Assessment Revenue Bonds, Series B, 5.125%
              due 11/01/2014                                                 915
--------------------------------------------------------------------------------
================================================================================
New Jersey -- 1.0%
--------------------------------------------------------------------------------
     1,020    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%
              due 6/15/2034                                                1,015
--------------------------------------------------------------------------------
================================================================================
Puerto Rico -- 2.3%
--------------------------------------------------------------------------------
     1,365    Puerto Rico Industrial, Tourist, Educational, Medical
              and Environmental Control Facilities Revenue Bonds
              (Cogeneration Facility -- AES Puerto Rico Project), AMT,
              6.625% due 6/01/2026                                         1,424
--------------------------------------------------------------------------------

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               17

Schedule of Investments (concluded)
                            BlackRock Florida Municipal Bond Fund (in Thousands)

      Face
    Amount    Municipal Bonds                                           Value
===============================================================================
Puerto Rico (concluded)
-------------------------------------------------------------------------------
    $1,000    Puerto Rico Public Buildings Authority, Government
              Facilities Revenue Refunding Bonds, Series I, 5%
              due 7/01/2036 (s)                                        $    970
-------------------------------------------------------------------------------
              Total Municipal Bonds
              (Cost -- $82,951) -- 83.9%                                 85,314
===============================================================================

===============================================================================
              Municipal Bonds Transferred to Tender
              Option Bond Trusts (o)
===============================================================================
Florida -- 22.3%
--------------------------------------------------------------------------------
     7,235    Florida State Board of Education, Lottery Revenue
              Bonds, Series B, 6.25% due 7/01/2010 (d)(m)                 7,966
-------------------------------------------------------------------------------
     5,000    Florida State Turnpike Authority, Turnpike Revenue
              Bonds (Department of Transportation), Series A,
              6.25% due 7/01/2010 (d)(m)                                  5,505
     2,000    Miami-Dade County, Florida, Aviation Revenue
              Refunding Bonds (Miami International Airport), AMT,
              Series A, 5% due 10/01/2040 (j)                             1,906
     2,000    Santa Rosa County, Florida, School Board, COP,
              Revenue Refunding Bonds, Series 2, 5.25%
              due 2/01/2026 (d)                                           2,040
-------------------------------------------------------------------------------
     4,640    South Broward, Florida, Hospital District, Hospital
              Revenue Bonds, 5.625% due 5/01/2032 (i)                     5,224
-------------------------------------------------------------------------------
              Total Municipal Bonds Transferred to Tender
              Option Bond Trusts (Cost -- $21,812) -- 22.3%              22,641
===============================================================================

===============================================================================
    Shares    Mutual Funds
===============================================================================
       211    BlackRock Florida Insured Municipal 2008
              Term Trust (l)                                              3,106
-------------------------------------------------------------------------------
              Total Mutual Funds
              (Cost -- $3,495) -- 3.1%                                    3,106
===============================================================================

===============================================================================
              Short-Term Securities
===============================================================================
         5    CMA Florida Municipal Money Fund, 2.12% (l)(n)                  5
-------------------------------------------------------------------------------
              Total Short-Term Securities
              (Cost -- $5) -- 0.0%                                            5
-------------------------------------------------------------------------------
Total Investments (Cost -- $108,263*) -- 109.3%                         111,066

Other Assets Less Liabilities -- 1.0%                                     1,083

Liability for Trust Certificates, Including Interest
Expense and Fees Payable -- (10.3%)                                     (10,507)
                                                                       --------
Net Assets -- 100.0%                                                   $101,642
                                                                       ========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost ..............................................    $ 98,720
                                                                       ========
      Gross unrealized appreciation ...............................    $  3,496
      Gross unrealized depreciation ...............................      (1,588)
                                                                       --------
      Net unrealized appreciation .................................    $  1,908
                                                                       ========
(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   CIFG Insured.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FHLMC Collateralized.
(g)   FNMA/GNMA Collateralized.
(h)   FSA Insured.
(i)   MBIA Insured.
(j)   XL Capital Insured.
(k)   Security is collateralized by municipal or U.S. Treasury obligations.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                    Purchase     Sales     Realized     Dividend
      Affiliate                       Cost       Cost        Gain        Income
      --------------------------------------------------------------------------
      BlackRock Florida Insured
        Municipal 2008 Term Trust      --         --          --           $48
      CMA Florida Municipal
        Money Fund                     --1,2      --          --            --1
      --------------------------------------------------------------------------
      1     Amount is less than $1,000.
      2     Represents net purchase cost.

(m) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(n)   Rate shown is the effective yield as of January 31, 2008.
(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(p) The rate disclosed is as of January 31, 2008. This rate changes periodically and inversely based upon prevailing market rates.
(q) Variable rate security. Rate shown is the interest rate as of the report date.
(r) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(s)   Commonwealth guaranteed.
o Forward interest rate swaps outstanding as of January 31, 2008 were as follows:

      -----------------------------------------------------------------------------------
                                                              Notional        Unrealized
                                                               Amount        Depreciation
      -----------------------------------------------------------------------------------
      Pay a fixed rate of 3.66% and receive a floating rate
      based on 1-week SIFMA Municipal Swap Index rate
      Broker, Lehman Brothers Special Financing
      Expires March 2023                                       $5,400               $(81)
      -----------------------------------------------------------------------------------

See Notes to Financial Statements.


18               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Schedule of Investments as of January 31, 2008
(Unaudited)              BlackRock New Jersey Municipal Bond Fund (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
================================================================================
New Jersey -- 79.3%
--------------------------------------------------------------------------------
    $2,000    Bergen County, New Jersey, Improvement Authority,
              School District, GO (Wyckoff Township Board of
              Education Project), 5% due 4/01/2032                      $  2,086
--------------------------------------------------------------------------------
     1,850    Burlington County, New Jersey, Bridge Commission,
              EDR, Refunding (The Evergreens Project), 5.625%
              due 1/01/2038                                                1,727
--------------------------------------------------------------------------------
              Camden County, New Jersey, Pollution Control Financing
              Authority, Solid Waste Resource Recovery, Revenue
              Refunding Bonds, AMT:
       340        Series A, 7.50% due 12/01/2010                             341
        80        Series B, 7.50% due 12/01/2009                              80
--------------------------------------------------------------------------------
       875    Cape May Point, New Jersey, GO, 5.70%
              due 3/15/2013                                                  918
--------------------------------------------------------------------------------
     1,000    Delaware River and Bay Authority, Revenue Refunding
              Bonds, 5% due 1/01/2028 (i)                                  1,038
--------------------------------------------------------------------------------
     2,450    Delaware River Joint Toll Bridge Commission of New
              Jersey and Pennsylvania, Bridge Revenue Refunding
              Bonds, 5% due 7/01/2024                                      2,524
--------------------------------------------------------------------------------
       350    Delaware River Port Authority of Pennsylvania and New
              Jersey, Revenue Refunding Bonds (Port District Project),
              Series A, 5.20% due 1/01/2027 (g)                              368
--------------------------------------------------------------------------------
     2,170    Essex County, New Jersey, Improvement Authority,
              Airport Revenue Refunding Bonds, AMT, 5%
              due 11/01/2025 (i)                                           2,202
--------------------------------------------------------------------------------
     4,135    Garden State Preservation Trust of New Jersey, CABS,
              Series B, 5.24% due 11/01/2027 (g)(q)                        1,614
--------------------------------------------------------------------------------
              Garden State Preservation Trust of New Jersey, Open
              Space and Farmland Preservation Revenue Bonds,
              Series A (g):
     1,640        5.80% due 11/01/2022                                     1,891
     2,080        5.75% due 11/01/2028                                     2,531
--------------------------------------------------------------------------------
    10,000    Garden State Preservation Trust of New Jersey, Revenue
              Bonds, Series B, 5.17% due 11/01/2024 (g)(q)                 4,623
--------------------------------------------------------------------------------
       250    Gloucester County, New Jersey, Improvement Authority,
              Lease Revenue Bonds, Series A, 5% due 7/15/2023 (i)            260
--------------------------------------------------------------------------------
     2,300    Hopatcong Boro, New Jersey, GO, 5.75%
              due 8/01/2013 (b)(n)                                         2,655
--------------------------------------------------------------------------------
       169    Knowlton Township, New Jersey, Board of Education,
              GO, 6.60% due 8/15/2011                                        192
--------------------------------------------------------------------------------
       200    Middlesex County, New Jersey, COP, Refunding, 5%
              due 8/01/2022 (i)                                              208
--------------------------------------------------------------------------------
     1,705    Middlesex County, New Jersey, Improvement Authority,
              County-Guaranteed Revenue Bonds (Golf Course
              Projects), 5.25% due 6/01/2026                               1,823
--------------------------------------------------------------------------------
     2,965    Middlesex County, New Jersey, Improvement Authority
              Revenue Bonds (New Brunswick Apartments Rental
              Housing), AMT, 5.15% due 2/01/2024 (f)                       3,000
--------------------------------------------------------------------------------
              Middlesex County, New Jersey, Improvement Authority,
              Senior Revenue Bonds (Heldrich Center Hotel/
              Conference Project), Series A:
     1,000        5% due 1/01/2015                                           973
     1,000        5% due 1/01/2020                                           939
--------------------------------------------------------------------------------
     1,000    Middlesex County, New Jersey, Pollution Control
              Financing Authority, Revenue Refunding Bonds
              (Amerada Hess Corporation), 6.05% due 9/15/2034              1,020
--------------------------------------------------------------------------------
       450    Monmouth County, New Jersey, Improvement Authority,
              Governmental Loan Revenue Refunding Bonds, 4.25%
              due 12/01/2025 (b)                                             446
--------------------------------------------------------------------------------
       475    Mount Holly, New Jersey, Municipal Utilities Authority,
              Sewer Revenue Bonds, Series C, 4.50%
              due 12/01/2037 (i)                                             463
--------------------------------------------------------------------------------
              New Jersey EDA, Cigarette Tax Revenue Bonds:
       520        5.625% due 6/15/2019                                       522
       790        5.75% due 6/15/2029                                        786
     1,000        5.75% due 6/15/2029 (c)                                  1,078
       125        5.50% due 6/15/2031                                        121
     3,845        5.75% due 6/15/2034                                      3,824
--------------------------------------------------------------------------------
              New Jersey EDA, EDR (Masonic Charity Foundation
              of New Jersey):
       875        5.25% due 6/01/2024                                        926
       500        5.25% due 6/01/2032                                        516
--------------------------------------------------------------------------------
              New Jersey EDA, EDR, Refunding:
       115        (Burlington Coat Factory), 6.125%
                  due 9/01/2010                                              115
     2,500        (Kapkowski Road Landfill Reclamation
                  Improvement District Project), 6.50%
                  due 4/01/2028                                            2,698
     6,500        (The Seeing Eye, Inc. Project), 5%
                  due 12/01/2024 (b)                                       6,846
--------------------------------------------------------------------------------
     3,000    New Jersey EDA, EDR (The Seeing Eye, Inc.), 6.20%
              due 12/01/2009 (n)                                           3,268
--------------------------------------------------------------------------------
              New Jersey EDA, First Mortgage Revenue Bonds:
     1,000        (Lions Gate Project), Series A, 5.875%
                  due 1/01/2037                                              946
     1,330        (The Presbyterian Home), Series A, 6.375%
                  due 11/01/2031                                           1,340
     1,630        (The Presbyterian Home), Series B, 5.75%
                  due 11/01/2031                                           1,624
--------------------------------------------------------------------------------
              New Jersey EDA, First Mortgage Revenue Refunding
              Bonds Series A:
       585        (Fellowship Village), 5.30% due 1/01/2010                  597
     1,500        (The Winchester Gardens at Ward Homestead
                  Project), 5.80% due 11/01/2031                           1,518
--------------------------------------------------------------------------------
     1,250    New Jersey EDA, IDR, Refunding (Newark Airport
              Marriott Hotel), 7% due 10/01/2014                           1,276
--------------------------------------------------------------------------------
              New Jersey EDA, Motor Vehicle Surcharge Revenue
              Bonds, Series A (i):
     1,675        4.95% due 7/01/2021 (q)                                    897
     2,100        5% due 7/01/2029                                         2,171
--------------------------------------------------------------------------------

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               19

                         BlackRock New Jersey Municipal Bond Fund (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
================================================================================
New Jersey (continued)
--------------------------------------------------------------------------------
     $ 100    New Jersey EDA, PCR (Public Service Electric & Gas
              Co.), AMT, Series A, 6.40% due 5/01/2032 (i)              $    101
--------------------------------------------------------------------------------
       425    New Jersey EDA, Retirement Community Revenue
              Bonds (Cedar Crest Village Inc. Facility), Series A,
              7.25% due 11/15/2011 (n)                                       499
--------------------------------------------------------------------------------
              New Jersey EDA, Retirement Community Revenue
              Refunding Bonds (Seabrook Village, Inc.):
     2,000        5.25% due 11/15/2026                                     1,807
       600        5.25% due 11/15/2036                                       525
--------------------------------------------------------------------------------
              New Jersey EDA, Revenue Bonds:
     1,075        (American Airlines Inc. Project), AMT, 7.10%
                  due 11/01/2031                                           1,047
     4,000        (Motor Vehicle Commission), Series A, 3.52%
                  due 7/01/2012 (i)(q)                                     3,466
       780        (New Jersey Performing Arts Center Project),
                  Series C, 5.75% due 6/15/2008 (b)                          790
       350        (Newark Downtown District Management
                  Corporation), 5.125% due 6/15/2037                         326
     4,000        (Saint Barnabas Medical Center Project), Series A,
                  5.625% due 7/01/2023 (i)(q)                              1,908
--------------------------------------------------------------------------------
              New Jersey EDA, School Facilities Construction
              Revenue Bonds:
     2,500        Series G, 5% due 9/01/2013 (b)(n)                        2,786
     1,700        Series L, 5% due 3/01/2030 (g)                           1,765
     1,590        Series O, 5.25% due 3/01/2023                            1,723
     1,000        Series U, 5% due 9/01/2037 (b)                           1,032
--------------------------------------------------------------------------------
     2,000    New Jersey EDA, Solid Waste Disposal Facilities
              Revenue Bonds (Waste Management Inc.), AMT,
              Series A, 5.30% due 6/01/2015                                2,093
--------------------------------------------------------------------------------
     3,000    New Jersey EDA, Special Facility Revenue Bonds
              (Continental Airlines Inc. Project), AMT, 6.25%
              due 9/15/2019                                                2,899
--------------------------------------------------------------------------------
     2,000    New Jersey EDA, State Contract Revenue Refunding
              Bonds (Economic Fund), Series A, 5.25%
              due 3/15/2021 (i)(q)                                         1,095
--------------------------------------------------------------------------------
              New Jersey EDA, Water Facilities Revenue Bonds (New
              Jersey -- American Water Company, Inc. Project), AMT,
              Series A:
     1,250        5.25% due 11/01/2032 (b)                                 1,266
       100        6.875% due 11/01/2034 (e)                                  102
--------------------------------------------------------------------------------
     1,000    New Jersey EDA, Water Facilities Revenue Refunding
              Bonds (United Water of New Jersey, Inc.), Series B,
              4.50% due 11/01/2025 (b)                                     1,012
--------------------------------------------------------------------------------
              New Jersey Health Care Facilities Financing Authority
              Revenue Bonds:
       500        (Avalon at Hillsborough), AMT, Series A, 6.625%
                  due 7/01/2035                                              476
       460        (Children's Specialized Hospital), Series A, 5.50%
                  due 7/01/2036                                              442
       750        (Hunterdon Medical Center), Series A, 5.25%
                  due 7/01/2025                                              777
     1,100        (Hunterdon Medical Center), Series A, 5.125%
                  due 7/01/2035                                            1,102
     2,000        (Kennedy Health System), 5.50% due 7/01/2021             2,066
       455        (Kennedy Health System), 5.625% due 7/01/2031              463
       830        (Pascack Valley Hospital Association), 6%
                  due 7/01/2013 (s)                                          448
       250        (RWJ Healthcare Corporation), Series B, 5%
                  due 7/01/2025 (j)                                          256
     1,000        (RWJ Healthcare Corporation), Series B, 5%
                  due 7/01/2035 (j)                                          997
     2,650        (Robert Wood Johnson University Hospital), 5.75%
                  due 7/01/2025                                            2,742
     1,500        (South Jersey Hospital), 6% due 7/01/2012 (n)            1,700
--------------------------------------------------------------------------------
              New Jersey Health Care Facilities Financing Authority,
              Revenue Refunding Bonds:
       405        (Atlantic City Medical Center), 6.25%
                  due 7/01/2012 (n)                                          465
       505        (Atlantic City Medical Center), 6.25%
                  due 7/01/2017                                              547
     1,500        (Bayshore Community Hospital), 5.125%
                  due 7/01/2032 (j)                                        1,491
       600        (Capital Health System Inc.), Series A, 5.75%
                  due 7/01/2023                                              623
       125        (General Hospital Center at Passaic), 6.75%
                  due 7/01/2019 (g)(k)                                       155
     3,940        (Saint Barnabas Health Care System), Series A,
                  5% due 7/01/2029                                         3,790
     4,500        (Saint Barnabas Health Care System), Series B,
                  5.92% due 7/01/2030 (q)                                  1,111
     7,360        (Saint Barnabas Health Care System), Series B,
                  5.72% due 7/01/2036 (q)                                  1,225
     7,000        (Saint Barnabas Health Care System), Series B,
                  5.79% due 7/01/2037 (q)                                  1,088
       150        (Saint Joseph's Hospital and Medical Center),
                  Series A, 6% due 7/01/2026 (d)                             152
     1,000        (South Jersey Hospital System), 5%
                  due 7/01/2036                                              973
     3,200        (South Jersey Hospital System), 5%
                  due 7/01/2046                                            3,063
--------------------------------------------------------------------------------
       805    New Jersey Sports and Exposition Authority, Luxury Tax
              Revenue Refunding Bonds (Convention Center), 5.50%
              due 3/01/2021 (i)                                              927
--------------------------------------------------------------------------------
              New Jersey Sports and Exposition Authority, State
              Contract Revenue Bonds, Series A (i):
     1,930        5.50% due 3/01/2010                                      2,055
     3,070        5.50% due 3/01/2010 (n)                                  3,214
--------------------------------------------------------------------------------
              New Jersey State Educational Facilities Authority
              Revenue Bonds:
     3,000        (Fairleigh Dickinson University), Series D, 5.25%
                  due 7/01/2032 (a)                                        2,831
       750        (Georgian Court College Project), Series C, 6.50%
                  due 7/01/2013 (n)                                          892
       250        (Kean University), Series D, 5.25%
                  due 7/01/2013 (e)(n)                                       282
       500        (Kean University), Series D, 5% due 7/01/2032 (e)          506
       500        (Kean University), Series D, 5% due 7/01/2039 (e)          504
       500        (Montclair State University), Series F, 5%
                  due 7/01/2011 (e)(n)                                       542
     1,000        (New Jersey Institute of Technology), Series G,
                  5.25% due 7/01/2019 (i)                                  1,060
     1,120        (Public Library Project Grant Issue), Series A,
                  5.50% due 9/01/2019 (b)                                  1,220
       500        (Richard Stockton College), Series F, 5%
                  due 7/01/2031 (i)                                          510

See Notes to Financial Statements.


20               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

                         BlackRock New Jersey Municipal Bond Fund (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
================================================================================
New Jersey (continued)
--------------------------------------------------------------------------------
              New Jersey State Educational Facilities Authority
              Revenue Bonds (concluded):
    $1,000        (Rider University), Series A, 5.125%
                  due 7/01/2028 (j)                                     $  1,007
       650        (Rowan University), Series C, 5%
                  due 7/01/2014 (i)(n)                                       730
       715        (Rowan University), Series C, 5.125%
                  due 7/01/2014 (i)(n)                                       808
--------------------------------------------------------------------------------
              New Jersey State Educational Facilities Authority,
              Revenue Refunding Bonds:
       500        (Georgian Court University), Series D, 5%
                  due 7/01/2033                                              475
     3,650        (New Jersey Institute of Technology), Series B, 5%
                  due 7/01/2016 (b)                                        3,925
     1,000        (Ramapo College), Series I, 4.25%
                  due 7/01/2036 (b)                                          942
     1,950        (Rowan University), Series B, 4.25%
                  due 7/01/2034 (e)                                        1,804
        30        (Rowan University), Series C, 5%
                  due 7/01/2011 (e)(n)                                        33
        70        (Rowan University), Series C, 5%
                  due 7/01/2031 (e)                                           71
     1,850        (Stevens Institute of Technology), Series A, 5%
                  due 7/01/2034                                            1,732
--------------------------------------------------------------------------------
     2,500    New Jersey State, GO, 5.75% due 5/01/2012                    2,803
--------------------------------------------------------------------------------
              New Jersey State, GO, Refunding:
     3,000        Series H, 5.25% due 7/01/2014                            3,391
     3,000        Series N, 5.50% due 7/15/2017 (e)                        3,496
--------------------------------------------------------------------------------
        15    New Jersey State Higher Education Assistance
              Authority, Student Loan Revenue Bonds, AMT, Series A,
              5.30% due 6/01/2017 (b)                                         15
--------------------------------------------------------------------------------
       545    New Jersey State Highway Authority, Garden State
              Parkway, Senior General Revenue Refunding Bonds,
              6.20% due 1/01/2010 (k)                                        571
--------------------------------------------------------------------------------
     2,175    New Jersey State Housing and Mortgage Finance
              Agency, Capital Fund Program Revenue Bonds,
              Series A, 4.70% due 11/01/2025 (g)                           2,204
--------------------------------------------------------------------------------
              New Jersey State Housing and Mortgage Finance
              Agency, M/F Housing Revenue Refunding Bonds,
              Series B (g):
       195        6.15% due 11/01/2020                                       202
       940        6.25% due 11/01/2026                                       969
--------------------------------------------------------------------------------
              New Jersey State Housing and Mortgage Finance
              Agency, S/F Housing Revenue Refunding Bonds, AMT,
              Series T:
     4,400        4.65% due 10/01/2032                                     4,093
     2,900        4.70% due 10/01/2037                                     2,696
--------------------------------------------------------------------------------
     1,500    New Jersey State Transit Corporation, COP (Federal
              Transit Administration Grants), Series A, 6.125%
              due 9/15/2009 (b)(n)                                         1,595
--------------------------------------------------------------------------------
     2,820    New Jersey State Transportation Trust Fund Authority
              Revenue Bonds, Transportation System, Series A,
              5.75% due 6/15/2020                                          3,323
--------------------------------------------------------------------------------
              New Jersey State Transportation Trust Fund Authority,
              Transportation System Revenue Bonds:
     3,000        Series A, 4.75% due 12/15/2037 (b)                       2,962
     1,380        Series C, 5.05% due 12/15/2035 (b)(q)                      329
     1,230        Series D, 5% due 6/15/2020                               1,313
--------------------------------------------------------------------------------
              New Jersey State Transportation Trust Fund Authority,
              Transportation System Revenue Refunding Bonds,
              Series B (i):
     1,560        6.50% due 6/15/2010                                      1,699
       940        6.50% due 6/15/2010 (k)                                  1,030
     2,500        6% due 12/15/2011 (n)                                    2,825
     1,800        5.50% due 12/15/2021                                     2,083
--------------------------------------------------------------------------------
              New Jersey State Turnpike Authority, Turnpike
              Revenue Bonds:
     1,510        Series B, 5.15% due 1/01/2035 (b)(q)                     1,098
     2,500        Series C, 5% due 1/01/2030 (g)                           2,598
--------------------------------------------------------------------------------
              New Jersey State Turnpike Authority, Turnpike Revenue
              Refunding Bonds:
     1,000        Series A, 5% due 1/01/2027 (e)                           1,025
        80        Series C, 6.50% due 1/01/2016                               93
       545        Series C, 6.50% due 1/01/2016 (i)                          636
       420        Series C, 6.50% due 1/01/2016 (k)                          496
     2,955        Series C, 6.50% due 1/01/2016 (i)(k)                     3,493
--------------------------------------------------------------------------------
       940    Newark, New Jersey, Health Care Facility Revenue
              Refunding Bonds (New Community Urban Renewal),
              Series A, 5.20% due 6/01/2030 (h)(r)                           970
--------------------------------------------------------------------------------
     5,025    Newark, New Jersey, Housing Authority, Port Authority --
              Port Newark Marine Terminal, Additional Rent-Backed
              Revenue Refunding Bonds (City of Newark
              Redevelopment Projects), 4.375% due 1/01/2037 (i)            4,830
--------------------------------------------------------------------------------
     5,000    North Hudson Sewer Authority, New Jersey, Sewer
              Revenue Refunding Bonds, Series A, 5.41%
              due 8/01/2021 (i)(q)                                         2,692
--------------------------------------------------------------------------------
     1,475    Northern Burlington County Regional School District,
              New Jersey, GO, Refunding, 4.25% due 3/01/2030 (i)           1,423
--------------------------------------------------------------------------------
       400    Old Bridge Township, New Jersey, Board of Education,
              GO, 5% due 7/15/2011 (i)(n)                                    434
--------------------------------------------------------------------------------
              Perth Amboy, New Jersey, GO (Convertible CABS),
              Refunding (g)(q):
     1,250        4.50% due 7/01/2035                                      1,034
       300        4.855% due 7/01/2036                                       248
--------------------------------------------------------------------------------
              Port Authority of New York and New Jersey,
              Consolidated Revenue Bonds:
     1,000        85th Series, 5.20% due 9/01/2018                         1,128
     1,000        93rd Series, 6.125% due 6/01/2094                        1,175
--------------------------------------------------------------------------------

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               21

                         BlackRock New Jersey Municipal Bond Fund (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
================================================================================
New Jersey (concluded)
--------------------------------------------------------------------------------
              Port Authority of New York and New Jersey, Special
              Obligation Revenue Bonds (JFK International Air
              Terminal LLC) AMT, Series 6 (i):
    $7,000        6.25% due 12/01/2009                                  $  7,453
     1,750        6.25% due 12/01/2011                                     1,951
     2,000        5.75% due 12/01/2022                                     2,043
--------------------------------------------------------------------------------
       605    Salem County, New Jersey, Improvement Authority
              Revenue Bonds (Finlaw State Office Building Project),
              5.375% due 8/15/2028 (g)                                       661
--------------------------------------------------------------------------------
     1,500    South Jersey Port Corporation of New Jersey, Revenue
              Refunding Bonds, AMT, 5.20% due 1/01/2023                    1,532
--------------------------------------------------------------------------------
     1,145    Summit, New Jersey, GO, Refunding, 5.25%
              due 6/01/2014                                                1,302
--------------------------------------------------------------------------------
     1,445    Tobacco Settlement Financing Corporation of New
              Jersey, Asset-Backed Revenue Bonds, 7%
              due 6/01/2013 (n)                                            1,749
--------------------------------------------------------------------------------
     4,000    Tobacco Settlement Financing Corporation of New
              Jersey, Asset-Backed Revenue Refunding Bonds,
              Series 1A, 5% due 6/01/2041                                  3,401
--------------------------------------------------------------------------------
       500    Union County, New Jersey, Improvement Authority,
              Lease Revenue Bonds (Madison Redevelopment
              Project), 5% due 3/01/2025 (g)                                 525
--------------------------------------------------------------------------------
     2,000    Union County, New Jersey, Utilities Authority, Senior
              Lease Revenue Refunding Bonds (Ogden Martin
              System of Union, Inc.), AMT, Series A, 5.50%
              due 6/01/2010 (b)                                            2,121
--------------------------------------------------------------------------------
              University of Medicine and Dentistry of New Jersey, COP:
       250        5% due 4/15/2022 (b)                                       261
     1,000        5% due 6/15/2036 (i)                                     1,024
--------------------------------------------------------------------------------
              University of Medicine and Dentistry of New Jersey,
              Revenue Bonds, Series A (b):
       250        5.125% due 12/01/2022                                      263
     1,030        5.50% due 12/01/2027                                     1,098
     1,500        5% due 12/01/2031                                        1,525
--------------------------------------------------------------------------------
================================================================================
Guam -- 0.6%
--------------------------------------------------------------------------------
              Commonwealth of the Northern Mariana Islands,
              Guam, GO, Series A:
       600        6.75% due 10/01/2013 (n)                                   709
       150        6.75% due 10/01/2033                                       159
--------------------------------------------------------------------------------
     1,000    Guam Government Waterworks Authority, Water and
              Wastewater System, Revenue Refunding Bonds,
              5.875% due 7/01/2035                                           990
--------------------------------------------------------------------------------
================================================================================
Puerto Rico -- 8.2%
--------------------------------------------------------------------------------
     3,000    Puerto Rico Commonwealth Highway and Transportation
              Authority, Transportation Revenue Bonds, Series B, 6%
              due 7/01/2010 (n)                                            3,282
--------------------------------------------------------------------------------
              Puerto Rico Commonwealth Highway and Transportation
              Authority, Transportation Revenue Refunding Bonds (n):
     1,000        Series D, 5.375% due 7/01/2012                           1,113
       660        Series K, 5% due 7/01/2015                                 749
--------------------------------------------------------------------------------
              Puerto Rico Commonwealth, Public Improvement, GO:
     5,000        5.50% due 7/01/2019 (g)                                  5,721
       310        Series A, 5.25% due 7/01/2016 (n)                          359
       190        Series A, 5.25% due 7/01/2030                              190
       800        Series A, 5.25% due 7/01/2037                              789
--------------------------------------------------------------------------------
              Puerto Rico Electric Power Authority, Power
              Revenue Bonds:
     1,170        Series HH, 5.25% due 7/01/2010 (g)(n)                    1,261
     4,000        Series TT, 5% due 7/01/2032                              3,983
--------------------------------------------------------------------------------
     1,500    Puerto Rico Electric Power Authority, Power Revenue
              Refunding Bonds, Series SS, 5% due 7/01/2025 (i)             1,530
--------------------------------------------------------------------------------
     1,345    Puerto Rico Industrial, Medical and Environmental
              Pollution Control Facilities Financing Authority, Special
              Facilities Revenue Bonds (American Airlines Inc.),
              Series A, 6.45% due 12/01/2025                               1,293
--------------------------------------------------------------------------------
     1,250    Puerto Rico Municipal Finance Agency, GO, Series A,
              5% due 8/01/2021 (g)                                         1,344
--------------------------------------------------------------------------------
     2,000    Puerto Rico Public Finance Corporation,
              Commonwealth Appropriation Revenue Bonds,
              Series E, 5.50% due 2/01/2012 (n)                            2,211
--------------------------------------------------------------------------------
================================================================================
U.S. Virgin Islands -- 0.8%
--------------------------------------------------------------------------------
     1,400    Virgin Islands Government Refinery Facilities, Revenue
              Refunding Bonds (Hovensa Coker Project), AMT,
              6.50% due 7/01/2021                                          1,462
--------------------------------------------------------------------------------
       750    Virgin Islands Public Finance Authority, Refinery
              Facilities Revenue Bonds (Hovensa Refinery), AMT,
              5.875% due 7/01/2022                                           769
--------------------------------------------------------------------------------
              Total Municipal Bonds
              (Cost -- $252,220) -- 88.9%                                259,250
================================================================================

================================================================================
              Municipal Bonds Transferred to Tender
              Option Bond Trusts (o)
================================================================================
New Jersey -- 7.2%
--------------------------------------------------------------------------------
    15,000    Delaware River Port Authority of Pennsylvania and New
              Jersey Revenue Bonds, 5.75% due 1/01/2026 (g)               15,620
--------------------------------------------------------------------------------
     5,540    New Jersey State Housing and Mortgage Financing
              Agency, M/F Revenue Bonds, AMT, Series A, 4.85%
              due 11/01/2030 (e)                                           5,330
================================================================================
Puerto Rico -- 3.7%
--------------------------------------------------------------------------------
              Puerto Rico Commonwealth Infrastructure Financing
              Authority, Special Obligation Refunding Bonds, Series A:
     1,600        5.375% due 10/01/2016                                    1,727
     2,000        5.50% due 10/01/2017                                     2,166
     2,000        5.50% due 10/01/2018                                     2,145
     2,600        5.50% due 10/01/2019                                     2,760
     1,000        5.50% due 10/01/2020                                     1,062
     1,000        5.375% due 10/01/2024                                    1,059
--------------------------------------------------------------------------------
              Total Municipal Bonds Transferred to Tender
              Option Bond Trusts (Cost -- $30,707) -- 10.9%               31,869
================================================================================

See Notes to Financial Statements.


22               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Schedule of Investments (concluded)
                         BlackRock New Jersey Municipal Bond Fund (in Thousands)

      Face
    Amount    Corporate Bonds                                            Value
===============================================================================
Multi-State -- 4.1%
-------------------------------------------------------------------------------
              Charter Mac Equity Issuer Trust (p):
    $1,000        6.625% due 6/30/2049                                 $  1,049
     4,000        7.60% due 11/30/2050                                    4,437
-------------------------------------------------------------------------------
              Munimae TE Bond Subsidiary LLC (p):
     4,000        6.875% due 6/30/2049                                    4,188
     2,000        7.75% due 6/30/2050                                     2,201
-------------------------------------------------------------------------------
              Total Corporate Bonds
              (Cost -- $10,989) -- 4.1%                                  11,875
===============================================================================

===============================================================================
    Shares    Short-Term Securities                                      Value
===============================================================================
     6,504    CMA New Jersey Municipal Money Fund, 2.01% (l)(m)        $  6,504
-------------------------------------------------------------------------------
              Total Short-Term Securities
              (Cost -- $6,504) -- 2.2%                                    6,504
===============================================================================
Total Investments (Cost -- $300,420*) -- 106.1%                         309,498

Other Assets Less Liabilities -- 1.0%                                     2,808

Liability for Trust Certificates, Including
Interest Expense and Fees Payable -- (7.1%)                             (20,566)
                                                                       --------
Net Assets -- 100.0%                                                   $291,740
                                                                       ========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost .............................................    $ 279,387
                                                                      =========
      Gross unrealized appreciation ..............................    $  14,025
      Gross unrealized depreciation ..............................       (4,332)
                                                                      ---------
      Net unrealized appreciation ................................    $   9,693
                                                                      =========
(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   Assured Guaranty Insured.
(d)   Connie Lee Insured.
(e)   FGIC Insured.
(f)   FNMA Collateralized.
(g)   FSA Insured.
(h)   GNMA Collateralized.
(i)   MBIA Insured.
(j)   Radian Insured.
(k)   Security is collateralized by municipal or U.S. Treasury obligations.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                    Net                 Dividend
      Affiliate                                  Activity                Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund          3,625                  $25
      --------------------------------------------------------------------------
(m)   Rate shown is the effective yield as of January 31, 2008.
(n) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(p) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Fund is not obligated for costs associated with the registration of restricted securities.
(q) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(r)   FHA Insured.
(s) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               23

Schedule of Investments as of January 31, 2008
(Unaudited)            BlackRock Pennsylvania Municipal Bond Fund (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
================================================================================
Pennsylvania -- 70.1%
--------------------------------------------------------------------------------
              Allegheny County, Pennsylvania, GO, Refunding,
              Series C-57 (e):
   $11,880        5% due 11/01/2016                                     $ 12,980
     5,875        5% due 11/01/2021                                        6,292
--------------------------------------------------------------------------------
     7,000    Allegheny County, Pennsylvania, Hospital Development
              Authority, Health Center Revenue Bonds (University of
              Pittsburgh Medical Center Health System), Series B,
              6% due 7/01/2025 (i)                                         8,324
--------------------------------------------------------------------------------
     3,120    Allegheny County, Pennsylvania, Hospital Development
              Authority, Health System Revenue Refunding Bonds
              (West Penn Allegheny Health System), Series A,
              5.375% due 11/15/2040                                        2,710
--------------------------------------------------------------------------------
     3,525    Allegheny County, Pennsylvania, IDA, Commercial
              Development Revenue Refunding Bonds (MPB
              Associates Project), 7.70% due 12/01/2013 (g)                4,017
--------------------------------------------------------------------------------
              Allegheny County, Pennsylvania, IDA, Environmental
              Improvement Revenue Refunding Bonds:
     1,000        5.50% due 11/01/2016                                     1,024
     1,500        (USX Corporation), 6.10% due 7/15/2020                   1,516
--------------------------------------------------------------------------------
     1,000    Allegheny County, Pennsylvania, IDA, Lease Revenue
              Refunding Bonds (Residential Resources Inc. Project),
              5.125% due 9/01/2031                                           931
--------------------------------------------------------------------------------
       260    Allegheny County, Pennsylvania, Residential Finance
              Authority, S/F Mortgage Revenue Bonds, AMT, Series TT,
              5% due 5/01/2035 (f)                                           253
--------------------------------------------------------------------------------
     6,685    Berks County, Pennsylvania, GO, 5.375%
              due 11/15/2028 (b)                                           6,776
--------------------------------------------------------------------------------
     1,000    Bradford County, Pennsylvania, IDA, Solid Waste
              Disposal Revenue Refunding Bonds (International
              Paper Company Project), AMT, Series B,
              5.20% due 12/01/2019                                           993
--------------------------------------------------------------------------------
       770    Bucks County, Pennsylvania, IDA, Retirement
              Community Revenue Bonds (Ann's Choice Inc.),
              Series A, 5.90% due 1/01/2027                                  757
--------------------------------------------------------------------------------
     1,000    Bucks County, Pennsylvania, IDA, Revenue Refunding
              Bonds (Pennswood Village Project), Series A,
              6% due 10/01/2012 (j)                                        1,150
--------------------------------------------------------------------------------
     3,800    Chester County, Pennsylvania, IDA, Water Facilities
              Revenue Bonds (Aqua Pennsylvania, Inc. Project),
              AMT, Series A, 5% due 2/01/2040 (e)                          3,752
--------------------------------------------------------------------------------
    13,085    Coatesville, Pennsylvania, School District, GO,
              5% due 8/01/2025 (g)                                        13,919
--------------------------------------------------------------------------------
     1,000    Dauphin County, Pennsylvania, General Authority,
              Hospital Revenue Refunding Bonds (Hapsco
              Group -- Western Pennsylvania Hospital Project),
              Series B, 6.25% due 7/01/2016 (d)(i)                         1,134
--------------------------------------------------------------------------------
     6,795    Delaware County, Pennsylvania, Authority Revenue
              Bonds (Haverford College), 5.75%due 11/15/2025               7,255
--------------------------------------------------------------------------------
     6,000    Delaware County, Pennsylvania, Hospital Authority
              Revenue Refunding Bonds (Crozer-Chester Medical
              Center), 5% due 12/15/2031                                   5,492
--------------------------------------------------------------------------------
              Delaware County, Pennsylvania, IDA, Water Facilities
              Revenue Bonds (e):
     3,375        (Aqua Pennsylvania, Inc. Project), AMT, Series A,
                  5% due 11/01/2038                                        3,338
     5,670        (Aqua Pennsylvania, Inc. Project), AMT, Series C,
                  5% due 2/01/2035                                         5,620
     3,400        (Philadelphia Suburban Water),
                  6% due 6/01/2029                                         3,516
--------------------------------------------------------------------------------
              Delaware River Port Authority of Pennsylvania and
              New Jersey Revenue Bonds (g):
     8,000        5.75% due 1/01/2016                                      8,473
     8,930        (Port District Project), Series B,
                  5.70% due 1/01/2022                                      9,320
--------------------------------------------------------------------------------
     1,000    Delaware Valley Regional Finance Authority,
              Pennsylvania, Local Government Revenue Bonds
              5.75% due 7/01/2032                                          1,177
--------------------------------------------------------------------------------
    10,000    Delaware Valley Regional Finance Authority,
              Pennsylvania, Local Government Revenue Refunding
              Bonds, Series A, 5.50% due 6/01/2037                        11,619
--------------------------------------------------------------------------------
              East Stroudsburg, Pennsylvania, Area School
              District, GO:
     3,180        Refunding, 5% due 9/01/2025 (g)                          3,384
     3,700        Series A, 7.75% due 9/01/2027 (e)                        4,745
--------------------------------------------------------------------------------
     5,030    Erie County, Pennsylvania, Hospital Authority Revenue
              Bonds (Hamot Health Foundation),
              5% due 11/01/2037 (c)                                        4,968
--------------------------------------------------------------------------------
       500    Fulton County, Pennsylvania, IDA, Hospital Revenue
              Bonds (Fulton County Medical Center Project),
              5.90% due 7/01/2040                                            480
--------------------------------------------------------------------------------
     1,000    Hollidaysburg, Pennsylvania, Area School District, GO,
              Series C, 5% due 3/15/2022 (g)                               1,078
--------------------------------------------------------------------------------
              Lancaster County, Pennsylvania, Hospital
              Authority Revenue Bonds:
     1,750        (Brethren Village Project), Series A, 6.50%
                  due 7/01/2040                                            1,765
     1,550        (Masonic Homes Project) 5% due 11/01/2026                1,570
     3,000        (Masonic Homes Project) 5% due 11/01/2031                2,979
     3,695        (Masonic Homes Project) 5% due 11/01/2036                3,650
--------------------------------------------------------------------------------
     1,000    Lebanon County, Pennsylvania, Health Facilities Authority,
              Health Center Revenue Bonds (PleasantView Retirement
              Project), Series A,5.30% due 12/15/2026                        937
--------------------------------------------------------------------------------
     2,250    Lehigh County, Pennsylvania, General Purpose
              Authority, Hospital Revenue Refunding Bonds
              (Saint Lukes Hospital of Bethlehem),
              5.375% due 8/15/2013 (j)                                     2,535
--------------------------------------------------------------------------------
     1,300    Lehigh County, Pennsylvania, General Purpose Authority,
              Revenue Refunding Bonds (Kids Peace Corporation),
              5.70% due 11/01/2009 (a)                                     1,294
--------------------------------------------------------------------------------
              Lower Merion, Pennsylvania, School District, GO:
     3,460        5% due 9/01/2025                                         3,719
     3,635        5% due 9/01/2026                                         3,886
     9,580        5% due 9/01/2032                                        10,117
--------------------------------------------------------------------------------
     6,000    McKeesport, Pennsylvania, Area School District, GO,
              Refunding, Series A, 5% due 10/01/2024 (g)                   6,348
--------------------------------------------------------------------------------

See Notes to Financial Statements.


24               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

                       BlackRock Pennsylvania Municipal Bond Fund (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
================================================================================
Pennsylvania (continued)
--------------------------------------------------------------------------------
              Mifflin County, Pennsylvania, Hospital Authority, Revenue
              Refunding Bonds (Lewiston Hospital) (j)(k):
   $ 1,000        6.20% due 1/01/2011                                   $  1,115
     2,550        6.40% due 1/01/2011                                      2,859
--------------------------------------------------------------------------------
     2,300    Mifflin County, Pennsylvania, School District, GO,
              7.50% due 9/01/2022 (o)                                      2,881
--------------------------------------------------------------------------------
     4,140    Monroe County, Pennsylvania, Hospital Authority Revenue
              Refunding Bonds (Pocono Medical Center),
              5.125% due 1/01/2037                                         3,860
--------------------------------------------------------------------------------
     9,000    Montgomery County, Pennsylvania, Higher Education
              and Health Authority, Revenue Refunding Bonds (Holy
              Redeemer Health System Project), Series A,
              5.25% due 10/01/2027 (b)                                     9,100
--------------------------------------------------------------------------------
     1,000    Montgomery County, Pennsylvania, IDA, Revenue
              Refunding Bonds (Foulkeways at Gwynedd Project),
              Series A, 5% due 12/01/2024                                    978
--------------------------------------------------------------------------------
     3,900    Montgomery County, Pennsylvania, IDA, Water Facilities
              Revenue Bonds (Aqua Pennsylvania, Inc. Project),
              Series A, 5.25% due 7/01/2042                                3,961
--------------------------------------------------------------------------------
     2,500    Northumberland County, Pennsylvania, IDA,
              Water Facilities Revenue Refunding Bonds
              (Aqua Pennsylvania Inc. Project), AMT, 5.05%
              due 10/01/2039 (e)                                           2,489
--------------------------------------------------------------------------------
     1,000    Pennsylvania Convention Center Authority Revenue
              Bonds, Series A, 6.70% due 9/01/2016 (d)(e)                  1,176
--------------------------------------------------------------------------------
       300    Pennsylvania Economic Development Financing
              Authority, Solid Waste Disposal Revenue Bonds
              (Waste Management Inc. Project), AMT, Series A,
              5.10% due 10/01/2027                                           285
--------------------------------------------------------------------------------
              Pennsylvania HFA, S/F Mortgage Revenue Refunding
              Bonds, AMT:
    13,155        Series 63A, 5.50% due 4/01/2030 (p)                      3,777
     1,045        Series 66A, 5.65% due 4/01/2029                          1,070
     2,000        Series 73A, 5.45% due 10/01/2032                         2,155
       600        Series 92-A, 4.75% due 4/01/2031                           566
     6,500        Series 96A, 4.70% due 10/01/2037                         6,005
     6,700        Series 97A, 4.65% due 10/01/2031                         6,217
     4,800        Series 99A, 5.25% due 10/01/2032                         4,813
--------------------------------------------------------------------------------
              Pennsylvania State, GO:
     5,000        First Series, 5% due 10/01/2026                          5,284
     3,000        Refunding, Third Series, 5.375% due 7/01/2017 (g)        3,480
    15,000        Second Series, 5% due 3/01/2023                         16,133
     6,500        Second Series, 4.25% due 3/01/2024 (c)                   6,410
--------------------------------------------------------------------------------
              Pennsylvania State Higher Educational Facilities
              Authority Revenue Bonds:
     3,140        5% due 6/15/2025 (i)                                     3,315
     3,300        5% due 6/15/2026 (i)                                     3,466
       155        (Lafayette College Project), 6% due 5/01/2030              163
--------------------------------------------------------------------------------
       500    Pennsylvania State Higher Educational Facilities
              Authority, Revenue Refunding Bonds (Widener University),
              5.375% due 7/15/2029                                           506
--------------------------------------------------------------------------------
     8,000    Pennsylvania State, IDA, EDR, Refunding,
              5.50% due 7/01/2016 (b)                                      8,862
--------------------------------------------------------------------------------
     9,000    Pennsylvania State Public School Building Authority,
              Revenue Refunding Bonds (The School District of
              Philadelphia Project), Series B, 5% due 6/01/2024 (g)        9,588
--------------------------------------------------------------------------------
     1,980    Pennsylvania State Turnpike Commission, Oil Franchise
              Tax Revenue Refunding Bonds, Sub-Series B,
              5% due 12/01/2023 (b)                                        2,102
--------------------------------------------------------------------------------
     3,310    Pennsylvania State Turnpike Commission, Turnpike
              Revenue Bonds, Series A, 5% due 12/01/2026 (b)               3,454
--------------------------------------------------------------------------------
     5,000    Pennsylvania State Turnpike Commission, Turnpike
              Revenue Refunding Bonds, Series T,
              5.50% due 12/01/2013 (e)                                     5,623
--------------------------------------------------------------------------------
    15,000    Philadelphia, Pennsylvania, Airport Revenue Bonds,
              AMT, (Philadelphia Airport System),
              Series A, 5% due 6/15/2032 (g)                              14,957
--------------------------------------------------------------------------------
              Philadelphia, Pennsylvania, Authority for IDR
              (American College of Physicians):
     6,370        5.50% due 6/15/2020                                      6,555
     8,315        5.50% due 6/15/2025                                      8,490
--------------------------------------------------------------------------------
              Philadelphia, Pennsylvania, Authority for Industrial
              Development, Industrial and Commercial Revenue
              Bonds (Girard Estate Coal Mining Project) (d):
     3,945        5.375% due 11/15/2012                                    3,955
     1,650        5.50% due 11/15/2016                                     1,654
--------------------------------------------------------------------------------
              Philadelphia, Pennsylvania, Authority for Industrial
              Development, Senior Living Revenue Bonds:
       500        (Rieder House Project), Series A,
                  6.10% due 7/01/2033                                        511
       500        (Saligman House Project), Series C,
                  6.10% due 7/01/2033                                        511
--------------------------------------------------------------------------------
     1,835    Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
              12th Series B, 7% due 5/15/2020 (d)(i)                       2,238
--------------------------------------------------------------------------------
              Philadelphia, Pennsylvania, Hospitals and Higher
              Education Facilities Authority, Hospital Revenue
              Refunding Bonds:
     3,000        (Presbyterian Medical Center),
                  6.65% due 12/01/2019 (d)                                 3,687
     5,535        (Temple University Health System), Series A,
                  5.50% due 7/01/2030                                      5,382
--------------------------------------------------------------------------------
              Philadelphia, Pennsylvania, Parking Authority, Airport
              Parking Revenue Bonds:
     5,900        5.40% due 9/01/2015 (b)                                  5,972
     4,495        5.625% due 9/01/2017 (g)                                 4,740
     4,430        5.625% due 9/01/2018 (g)                                 4,645
--------------------------------------------------------------------------------
       415    Philadelphia, Pennsylvania, Qualified Redevelopment
              Authority Revenue Bonds, AMT, Series B,
              5% due 4/15/2027 (e)                                           417
--------------------------------------------------------------------------------
     9,105    Philadelphia, Pennsylvania, School District, GO,
              Refunding, Series A, 5% due 8/01/2015 (b)                    9,778
--------------------------------------------------------------------------------
     6,500    Philadelphia, Pennsylvania, Water and Wastewater
              Revenue Bonds, Series A, 5% due 7/01/2027 (g)                6,757
--------------------------------------------------------------------------------
       320    Sayre, Pennsylvania, Health Care Facilities Authority,
              Revenue Refunding Bonds (Guthrie Healthcare System),
              Series A, 5.875% due 12/01/2031                                330
--------------------------------------------------------------------------------

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               25

                       BlackRock Pennsylvania Municipal Bond Fund (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
================================================================================
Pennsylvania (concluded)
--------------------------------------------------------------------------------
   $ 4,390    Souderton, Pennsylvania, Area School District, GO,
              5% due 11/15/2022 (e)                                     $  4,669
--------------------------------------------------------------------------------
     4,000    South Fork Municipal Authority, Pennsylvania, Hospital
              Revenue Refunding Bonds (Good Samaritan Medical
              Center), Series B, 5.375% due 7/01/2016 (i)                  4,044
--------------------------------------------------------------------------------
       315    Southcentral General Authority, Pennsylvania, Revenue
              Refunding Bonds (Wellspan Health Obligated),
              5.625% due 5/15/2026 (d)                                       338
--------------------------------------------------------------------------------
       915    Washington County, Pennsylvania, Capital Funding
              Authority Revenue Bonds (Capital Projects and
              Equipment Program), 6.15% due 12/01/2029 (b)                   916
--------------------------------------------------------------------------------
     2,500    Washington County, Pennsylvania, IDA, PCR (West Penn
              Power), Refunding, Series G, 6.05%due 4/01/2014 (b)          2,507
--------------------------------------------------------------------------------
              West Chester, Pennsylvania, Area School District, GO,
              Series A (g):
     7,715        5% due 5/15/2018                                         8,573
     7,550        5% due 5/15/2022                                         8,084
--------------------------------------------------------------------------------
     1,800    Wilkes-Barre, Pennsylvania, Financing Authority, Revenue
              Refunding Bonds (Wilkes University Project),
              5% due 3/01/2037                                             1,673
--------------------------------------------------------------------------------
================================================================================
Guam -- 0.6%
--------------------------------------------------------------------------------
       500    Commonwealth of the Northern Mariana Islands, Guam,
              GO, Series A, 6.75% due 10/01/2013 (j)                         591
--------------------------------------------------------------------------------
     1,750    Guam Economic Development and Commerce Authority,
              Tobacco Settlement Asset Backed Revenue Refunding
              Bonds, 5.625% due 6/01/2047                                  1,708
--------------------------------------------------------------------------------
     1,000    Guam Government Waterworks Authority, Water and
              Wastewater System, Revenue Refunding Bonds,
              6% due 7/01/2025                                             1,022
--------------------------------------------------------------------------------
================================================================================
Puerto Rico -- 10.0%
--------------------------------------------------------------------------------
     1,210    Children's Trust Fund Project of Puerto Rico, Tobacco
              Settlement Revenue Refunding Bonds,
              5.375% due 5/15/2033                                         1,173
--------------------------------------------------------------------------------
       685    Puerto Rico Commonwealth Highway and Transportation
              Authority, Transportation Revenue Bonds, Series G,
              5% due 7/01/2033                                               670
--------------------------------------------------------------------------------
              Puerto Rico Commonwealth Highway and Transportation
              Authority, Transportation Revenue Refunding Bonds,
              Series M:
     6,300        5% due 7/01/2037                                         6,129
     4,835        5% due 7/01/2046                                         4,642
--------------------------------------------------------------------------------
     7,700    Puerto Rico Commonwealth Infrastructure Financing
              Authority, Special Tax Revenue Bonds, Series B,
              5% due 7/01/2041                                             7,445
--------------------------------------------------------------------------------
              Puerto Rico Commonwealth, Public Improvement,
              GO, Refunding:
     7,500        Series A, 5.50% due 7/01/2020 (i)                        8,249
     1,235        Series B, 5.25% due 7/01/2016 (j)                        1,430
       765        Series B, 5.25% due 7/01/2032                              761
--------------------------------------------------------------------------------
              Puerto Rico Commonwealth, Public Improvement,
              GO, Series A:
     1,950        5% due 7/01/2034                                         1,900
     8,000        5.25% due 7/01/2037                                      7,893
--------------------------------------------------------------------------------
       750    Puerto Rico Ports Authority, Special Facilities Revenue
              Bonds (American Airlines), AMT, Series A,
              6.25% due 6/01/2026                                            684
--------------------------------------------------------------------------------
              Puerto Rico Public Buildings Authority, Government
              Facilities Revenue Refunding Bonds:
     2,940        Series D, 5.375% due 7/01/2033                           2,948
     7,500        Series N, 5% due 7/01/2037 (q)                           7,275
--------------------------------------------------------------------------------
     6,915    Puerto Rico Sales Tax Financing Corporation, Sales Tax
              Revenue Refunding Bonds, Series A,
              5.25% due 8/01/2057                                          7,055
--------------------------------------------------------------------------------
================================================================================
U.S. Virgin Islands -- 0.4%
--------------------------------------------------------------------------------
     1,000    Virgin Islands Government Refinery Facilities, Revenue
              Refunding Bonds (Hovensa Coker Project), AMT,
              6.50% due 7/01/2021                                          1,044
--------------------------------------------------------------------------------
       500    Virgin Islands Public Finance Authority, Refinery
              Facilities Revenue Bonds (Hovensa Refinery), AMT,
              6.125% due 7/01/2022                                           509
--------------------------------------------------------------------------------
     1,000    Virgin Islands Water and Power Authority, Electric
              System Revenue Bonds, Series A, 5% due 7/01/2031               972
--------------------------------------------------------------------------------
              Total Municipal Bonds
              (Cost -- $462,589) -- 81.1%                                472,969
================================================================================

================================================================================
              Municipal Bonds Transferred to Tender
              Option Bond Trusts (l)
================================================================================
Pennsylvania -- 15.0%
--------------------------------------------------------------------------------
    40,000    Delaware River Port Authority of Pennsylvania and
              New Jersey Revenue Bonds, 5.75% due 1/01/2022 (g)           41,782
--------------------------------------------------------------------------------
    20,010    Delaware Valley Regional Finance Authority,
              Pennsylvania, Local Government Revenue Bonds,
              5.75% due 7/01/2032                                         23,560
--------------------------------------------------------------------------------
              Pennsylvania State Turnpike Commission, Turnpike
              Revenue Bonds, Series A:
     5,000        5.25% due 12/01/2028 (b)                                 5,737
     1,600        5.50% due 12/1/2031 (i)                                  1,690
--------------------------------------------------------------------------------
    15,000    Philadelphia Pennsylvania Airport Revenue Bonds,
              5% due 6/15/2037 (g)                                        14,862
--------------------------------------------------------------------------------
================================================================================
Puerto Rico -- 1.9%
--------------------------------------------------------------------------------
              Puerto Rico Commonwealth Infrastructure Financing
              Authority, Special Obligation Refunding Bonds,
              Series A:
     1,600        5.375% due 10/01/2016                                    1,727
     2,000        5.50% due 10/01/2017                                     2,166
     2,000        5.50% due 10/01/2018                                     2,145
     2,760        5.50% due 10/01/2019                                     2,931
     1,000        5.50% due 10/01/2020                                     1,062
     1,000        5.375% due 10/01/2024                                    1,059
--------------------------------------------------------------------------------
              Total Municipal Bonds Transferred to Tender
              Option Bond Trusts (Cost -- $97,528) -- 16.9%               98,721
================================================================================

See Notes to Financial Statements.


26               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Schedule of Investments (concluded)
                       BlackRock Pennsylvania Municipal Bond Fund (in Thousands)

      Face
    Amount    Corporate Bonds                                            Value
===============================================================================
Multi-State -- 9.0%
-------------------------------------------------------------------------------
              Charter Mac Equity Issuer Trust (m):
   $25,000        6.625% due 6/30/2049                                 $ 26,223
    10,000        7.60% due 11/30/2050                                   11,094
-------------------------------------------------------------------------------
              Munimae TE Bond Subsidiary LLC (m):
     4,000        6.875% due 6/30/2049                                    4,187
    10,000        7.75% due 6/30/2050                                    11,003
-------------------------------------------------------------------------------
              Total Corporate Bonds
              (Cost -- $48,196) -- 9.0%                                  52,507
===============================================================================

    Shares    Short-Term Securities                                       Value
===============================================================================
    16,955    CMA Pennsylvania Municipal Money Fund,
              2.01% (h)(n)                                             $ 16,955
-------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $16,955) -- 2.9%                    16,955
===============================================================================
Total Investments (Cost -- $625,268*) -- 109.9%                         641,152

Other Assets Less Liabilities -- 0.8%                                     4,616

Liability for Trust Certificates, Including Interest
Expense and Fees Payable -- (10.7%)                                     (62,188)
                                                                       --------
Net Assets -- 100.0%                                                   $583,580
                                                                       ========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost .............................................    $ 562,911
                                                                      =========
      Gross unrealized appreciation ..............................    $  22,573
      Gross unrealized depreciation ..............................       (6,242)
                                                                      ---------
      Net unrealized appreciation ................................    $  16,331
                                                                      =========
(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   CIFG Insured.
(d)   Security is collateralized by municipal or U.S. Treasury obligations.
(e)   FGIC Insured.
(f)   FNMA/GNMA Collateralized.
(g)   FSA Insured.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                       Net              Dividend
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund           224                 $422
      --------------------------------------------------------------------------
(i)   MBIA Insured.
(j) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(k)   Radian Insured.
(l) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(m) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Fund is not obligated for costs associated with the registration of restricted securities.
(n)   Rate shown is the effective yield as of January 31, 2008.
(o)   XL Capital Insured.
(p) Represent a zero coupon bond; the interest rate shown reflects the effective at the time of purchase.
(q)   Commonwealth guaranteed.
o Forward interest rate swaps outstanding as of January 31, 2008 were as follows:

      --------------------------------------------------------------------------------------
                                                                   Notional      Unrealized
                                                                    Amount      Depreciation
      --------------------------------------------------------------------------------------
      Pay a fixed rate of 4.348% and receive a floating rate
      based on 3-month LIBOR
      Broker, JPMorgan Chase
      Expires May 2018                                             $16,000          $   (99)
      Pay a fixed rate of 3.9634% and receive a floating rate
      based on 1-week SIFMA Municipal Swap Index rate
      Broker, Goldman Sachs & Co.
      Expires February 2023                                        $25,000           (1,236)
      Pay a fixed rate of 3.5878% and receive a floating rate
      based on 1-week SIFMA Municipal Swap Index rate
      Broker, UBS Warburg
      Expires May 2023                                             $14,000              (77)
      Pay a fixed rate of 3.731% and receive a floating rate
      based on 1-week SIFMA Municipal Swap Index rate
      Broker, Citibank, NA
      Expires March 2028                                           $10,000             (156)
      Pay a fixed rate of 3.733% and receive a floating rate
      based on 1-week SIFMA Municipal Swap Index rate
      Broker, JPMorgan Chase
      Expires March 2028                                           $ 6,350              (47)
      Pay a fixed rate of 3.71% and receive a floating rate
      based on 1-week SIFMA Municipal Swap Index rate
      Broker, JPMorgan Chase
      Expires April 2028                                           $12,500              (46)
      Pay a fixed rate of 3.708% and receive a floating rate
      based on 1-week SIFMA Municipal Swap Index rate
      Broker, Citibank, NA
      Expires May 2028                                             $ 5,000              (14)
      --------------------------------------------------------------------------------------
      Total                                                                         $(1,675)
                                                                                    ========

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               27

Statements of Assets and Liabilities

                                                                              BlackRock           BlackRock            BlackRock
                                                                               Florida           New Jersey          Pennsylvania
                                                                              Municipal           Municipal            Municipal
As of January 31, 2008 (Unaudited)                                            Bond Fund           Bond Fund            Bond Fund
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated1 ...............................       $ 107,954,491        $ 302,994,517        $ 624,197,581
Investments at value -- affiliated2 .................................           3,111,125            6,503,912           16,954,887
Cash ................................................................              62,575            1,731,343            1,157,289
Interest receivable .................................................           1,444,023            2,821,183            6,877,977
Beneficial interest sold receivable .................................             129,820            1,029,544            1,009,382
Investments sold receivable .........................................                  --                5,000                   --
Dividends receivable ................................................               4,220                   --                   --
Prepaid expenses and other assets ...................................               5,643               13,129               24,275
                                                                            -------------------------------------------------------
Total assets ........................................................         112,711,897          315,098,628          650,221,391
                                                                            -------------------------------------------------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Trust certificates3 .................................................          10,437,500           20,418,050           61,910,000
Unrealized depreciation on swaps ....................................              80,806                   --            1,675,287
Investments purchased payable .......................................                  --            1,554,940                   --
Income dividends payable ............................................             342,174              946,411            2,044,864
Beneficial interest redeemed payable ................................              35,079               47,265              289,911
Interest expense and fees payable ...................................              69,213              148,213              278,285
Investment advisory fees payable ....................................              47,516              120,934              259,154
Service and distribution fees payable ...............................              19,237               38,604               29,196
Other affiliates ....................................................              33,067               23,032                8,008
Accrued expenses and other liabilities ..............................               5,521               61,104              146,387
                                                                            -------------------------------------------------------
Total liabilities ...................................................          11,070,113           23,358,553           66,641,092
                                                                            -------------------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets ..........................................................       $ 101,641,784        $ 291,740,075        $ 583,580,299
                                                                            =======================================================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of beneficial interest, $.10 par value,
  unlimited number of shares authorized .............................       $     196,007        $   1,632,795        $   4,441,449
Service Shares of beneficial interest, $.10 par value,
  unlimited number of shares authorized .............................                  --              118,671               22,772
Investor A Shares of beneficial interest, $.10 par value,
  unlimited number of shares authorized .............................              33,550              175,370              258,297
Investor A1 Shares of beneficial interest, $.10 par value,
  unlimited number of shares authorized .............................             491,614              373,002              241,387
Investor B Shares of beneficial interest, $.10 par value,
  unlimited number of shares authorized .............................             141,480               72,602               40,061
Investor B1 Shares of beneficial interest, $.10 par value,
  unlimited number of shares authorized .............................                  --              132,069              103,550
Investor C Shares of beneficial interest, $.10 par value,
  unlimited number of shares authorized .............................              18,390               88,123               50,969
Investor C1 Shares of beneficial interest, $.10 par value,
  unlimited number of shares authorized .............................             129,217              168,624              125,664
Paid-in capital in excess of par ....................................         103,466,990          292,959,355          598,903,281
Undistributed net investment income .................................             362,327              820,087              706,550
Accumulated net realized capital losses .............................          (5,919,551)         (13,878,573)         (35,523,172)
Net unrealized appreciation .........................................           2,721,760            9,077,950           14,209,491
                                                                            -------------------------------------------------------
Net assets ..........................................................       $ 101,641,784        $ 291,740,075        $ 583,580,299
                                                                            =======================================================

See Notes to Financial Statements.


28               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Statements of Assets and Liabilities (concluded)

                                                                              BlackRock            BlackRock             BlackRock
                                                                               Florida             New Jersey           Pennsylvania
                                                                              Municipal            Municipal             Municipal
As of January 31, 2008 (Unaudited)                                            Bond Fund            Bond Fund             Bond Fund
====================================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------------
Institutional:
    Net assets ...................................................          $ 19,745,047          $172,479,457          $490,456,825
                                                                            ========================================================
    Shares of beneficial interest outstanding ....................             1,960,068            16,327,954            44,414,487
                                                                            ========================================================
    Net asset value ..............................................          $      10.07          $      10.56          $      11.04
                                                                            ========================================================
Service:
    Net assets ...................................................                    --          $ 12,533,726          $  2,515,186
                                                                            ========================================================
    Shares of beneficial interest outstanding ....................                    --             1,186,707               227,717
                                                                            ========================================================
    Net asset value ..............................................                    --          $      10.56          $      11.05
                                                                            ========================================================
Investor A:
    Net assets ...................................................          $  3,371,557          $ 18,541,714          $ 28,553,551
                                                                            ========================================================
    Shares of beneficial interest outstanding ....................               335,502             1,753,704             2,582,967
                                                                            ========================================================
    Net asset value ..............................................          $      10.05          $      10.57          $      11.05
                                                                            ========================================================
Investor A1:
    Net assets ...................................................          $ 49,434,318          $ 39,447,274          $ 26,686,648
                                                                            ========================================================
    Shares of beneficial interest outstanding ....................             4,916,139             3,730,021             2,413,869
                                                                            ========================================================
    Net asset value ..............................................          $      10.06          $      10.58          $      11.06
                                                                            ========================================================
Investor B:
    Net assets ...................................................          $ 14,251,290          $  7,669,051          $  4,424,679
                                                                            ========================================================
    Shares of beneficial interest outstanding ....................             1,414,799               726,022               400,607
                                                                            ========================================================
    Net asset value ..............................................          $      10.07          $      10.56          $      11.04
                                                                            ========================================================
Investor B1:
    Net assets ...................................................                    --          $ 13,952,945          $ 11,433,975
                                                                            ========================================================
    Shares of beneficial interest outstanding ....................                    --             1,320,687             1,035,503
                                                                            ========================================================
    Net asset value ..............................................                    --          $      10.56          $      11.04
                                                                            ========================================================
Investor C:
    Net assets ...................................................          $  1,847,043          $  9,305,484          $  5,633,182
                                                                            ========================================================
    Shares of beneficial interest outstanding ....................               183,904               881,226               509,689
                                                                            ========================================================
    Net asset value ..............................................          $      10.04          $      10.56          $      11.05
                                                                            ========================================================
Investor C1:
    Net assets ...................................................          $ 12,992,529          $ 17,810,424          $ 13,876,253
                                                                            ========================================================
    Shares of beneficial interest outstanding ....................             1,292,166             1,686,241             1,256,636
                                                                            ========================================================
    Net asset value ..............................................          $      10.05          $      10.56          $      11.04
                                                                            ========================================================
    1 Investments at cost -- unaffiliated ........................          $104,762,308          $293,916,567          $608,312,803
                                                                            ========================================================
    2 Investments at cost -- affiliated ..........................          $  3,500,742          $  6,503,912          $ 16,954,887
                                                                            ========================================================
    3 Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               29

Statements of Operations

                                                                               BlackRock            BlackRock            BlackRock
                                                                                Florida            New Jersey          Pennsylvania
                                                                               Municipal            Municipal            Municipal
For the Six Months Ended January 31, 2008 (Unaudited)                          Bond Fund            Bond Fund            Bond Fund
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest ............................................................        $  2,982,967         $  7,631,365         $ 15,568,024
Dividends from affiliates ...........................................              47,806               25,120              422,096
                                                                             ------------------------------------------------------
Total income ........................................................           3,030,773            7,656,485           15,990,120
                                                                             ------------------------------------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory .................................................             291,714              800,023            1,614,691
Interest expense and fees1 ..........................................             195,066              376,569            1,118,243
Accounting services .................................................              32,202               55,789               94,015
Service and distribution fees -- Investor C1 ........................              42,328               54,749               44,344
Service and distribution fees -- Investor B .........................              39,138               40,566               23,931
Audit and legal .....................................................              30,899               29,370               28,539
Printing ............................................................              15,911               30,612               37,724
Service and distribution fees -- Investor C .........................               7,996               38,888               25,142
Service and distribution fees -- Investor B1 ........................                  --               37,323               30,494
Service fees -- Investor A ..........................................               4,236               20,455               34,942
Service fees -- Investor A1 .........................................              25,374               19,789               13,857
Registration ........................................................              10,863               18,104               11,654
Trustees ............................................................               8,533               11,698               15,210
Custodian ...........................................................               4,375                9,034               15,864
Pricing .............................................................               5,554               11,374               11,852
Transfer agent -- Investor A1 .......................................               9,193               10,206                8,011
Transfer agent -- Institutional .....................................               5,707                6,180               12,412
Service fees -- Service .............................................                  --               15,834                3,831
Transfer agent -- Investor A ........................................                 599                2,117                7,482
Transfer agent -- Investor C1 .......................................               2,508                3,155                3,257
Transfer agent -- Investor B ........................................               3,864                2,300                2,306
Transfer agent -- Investor B1 .......................................                  --                4,418                3,762
Transfer agent -- Service ...........................................                  --                5,226                  555
Transfer agent -- Investor C ........................................                 430                1,939                1,214
Miscellaneous .......................................................              11,274               13,821               20,430
                                                                             ------------------------------------------------------
Total expenses before waiver ........................................             747,764            1,619,539            3,183,762
Less investment advisory fees waived ................................                 (12)             (93,576)            (110,406)
                                                                             ------------------------------------------------------
Total expenses after waiver .........................................             747,752            1,525,963            3,073,356
                                                                             ------------------------------------------------------
Net investment income ...............................................           2,283,021            6,130,522           12,916,764
                                                                             ------------------------------------------------------
===================================================================================================================================
Net Realized & Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments .....................................................            (593,697)             521,965            4,440,329
    Swaps ...........................................................            (121,135)                  --           (4,068,880)
                                                                             ------------------------------------------------------
                                                                                 (714,832)             521,965              371,449
                                                                             ------------------------------------------------------
Net change in unrealized appreciation/depreciation on:
    Investments .....................................................            (853,072)            (670,942)            (888,599)
    Swaps ...........................................................             (80,806)                  --           (1,028,719)
                                                                             ------------------------------------------------------
                                                                                 (933,878)            (670,942)          (1,917,318)
                                                                             ------------------------------------------------------
Total net realized and unrealized loss ..............................          (1,648,710)            (148,977)          (1,545,869)
                                                                             ------------------------------------------------------
Net Increase in Net Assets Resulting from Operations ................        $    634,311         $  5,981,545         $ 11,370,895
                                                                             ======================================================

1     Related to tender option bond trusts.

See Notes to Financial Statements.


30               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Statements of Changes in Net Assets        BlackRock Florida Municipal Bond Fund

                                                                                                  For the Six
                                                                                                 Months Ended             For the
                                                                                                  January 31,           Year Ended
                                                                                                     2008                July 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)              2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ................................................................         $   2,283,021          $   5,022,024
Net realized gain (loss) .............................................................              (714,832)               914,021
Net change in unrealized appreciation/depreciation ...................................              (933,878)            (1,531,419)
                                                                                               ------------------------------------
Net increase in net assets resulting from operations .................................               634,311              4,404,626
                                                                                               ------------------------------------
===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ....................................................................              (464,995)              (968,556)
    Investor A .......................................................................               (72,021)               (73,647)
    Investor A1 ......................................................................            (1,117,015)            (2,290,947)
    Investor B .......................................................................              (312,853)              (796,933)
    Investor C .......................................................................               (27,824)               (16,531)
    Investor C1 ......................................................................              (275,784)              (649,197)
                                                                                               ------------------------------------
Net decrease in net assets resulting from dividends to shareholders ..................            (2,270,492)            (4,795,811)
                                                                                               ------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from beneficial interest transactions .............            (6,753,976)           (15,475,630)
                                                                                               ------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets .........................................................            (8,390,157)           (15,866,815)
Beginning of period ..................................................................           110,031,941            125,898,756
                                                                                               ------------------------------------
End of period ........................................................................         $ 101,641,784          $ 110,031,941
                                                                                               ====================================
End of period undistributed net investment income ....................................         $     362,327          $     349,798
                                                                                               ====================================

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               31

                                        BlackRock New Jersey Municipal Bond Fund

                                                                                                     For the Six
                                                                                                    Months Ended          For the
                                                                                                     January 31,        Year Ended
                                                                                                        2008             July 31,
Increase (Decrease) in Net Assets:                                                                   (Unaudited)           2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................      $   6,130,522       $  11,274,846
Net realized gain ..........................................................................            521,965             386,649
Net change in unrealized appreciation/depreciation .........................................           (670,942)         (5,192,639)
                                                                                                  ---------------------------------
Net increase in net assets resulting from operations .......................................          5,981,545           6,468,856
                                                                                                  ---------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..........................................................................         (3,795,767)         (6,280,908)
    Service ................................................................................           (264,883)           (438,542)
    Investor A .............................................................................           (342,057)           (387,416)
    Investor A1 ............................................................................           (856,207)         (1,713,234)
    Investor B .............................................................................           (140,217)           (253,977)
    Investor B1 ............................................................................           (294,160)           (710,416)
    Investor C .............................................................................           (133,946)           (125,242)
    Investor C1 ............................................................................           (349,458)           (731,637)
Net realized gains:
    Institutional ..........................................................................           (127,628)                 --
    Service ................................................................................             (9,293)                 --
    Investor A .............................................................................            (12,910)                 --
    Investor A1 ............................................................................            (29,218)                 --
    Investor B .............................................................................             (5,701)                 --
    Investor B1 ............................................................................            (10,765)                 --
    Investor C .............................................................................             (5,779)                 --
    Investor C1 ............................................................................            (13,363)                 --
                                                                                                  ---------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ......         (6,391,352)        (10,641,372)
                                                                                                  ---------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from beneficial interest transactions ...................            581,591         181,194,576
                                                                                                  ---------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...............................................................            171,784         177,022,060
Beginning of period ........................................................................        291,568,291         114,546,231
                                                                                                  ---------------------------------
End of period ..............................................................................      $ 291,740,075       $ 291,568,291
                                                                                                  =================================
End of period undistributed net investment income ..........................................      $     820,087       $     866,260
                                                                                                  =================================

See Notes to Financial Statements.


32               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Statements of Changes in Net Assets (concluded)
                                      BlackRock Pennsylvania Municipal Bond Fund

                                                                                                     For the Six
                                                                                                    Months Ended          For the
                                                                                                     January 31,        Year Ended
                                                                                                        2008             July 31,
Increase (Decrease) in Net Assets:                                                                   (Unaudited)           2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................      $  12,916,764       $  21,731,688
Net realized gain ..........................................................................            371,449           7,485,981
Net change in unrealized appreciation/depreciation .........................................         (1,917,318)        (16,380,934)
                                                                                                  ---------------------------------
Net increase in net assets resulting from operations .......................................         11,370,895          12,836,735
                                                                                                  ---------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..........................................................................        (10,963,537)        (17,510,802)
    Service ................................................................................            (63,910)           (115,809)
    Investor A .............................................................................           (583,213)           (905,101)
    Investor A1 ............................................................................           (598,230)         (1,190,963)
    Investor B .............................................................................            (82,512)           (172,868)
    Investor B1 ............................................................................           (239,128)           (613,015)
    Investor C .............................................................................            (85,797)            (71,891)
    Investor C1 ............................................................................           (282,252)           (603,987)
Net realized gains:
    Institutional ..........................................................................         (2,581,202)                 --
    Service ................................................................................            (13,062)                 --
    Investor A .............................................................................           (143,698)                 --
    Investor A1 ............................................................................           (139,675)                 --
    Investor B .............................................................................            (23,189)                 --
    Investor B1 ............................................................................            (60,435)                 --
    Investor C .............................................................................            (26,476)                 --
    Investor C1 ............................................................................            (74,385)                 --
                                                                                                  ---------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ......        (15,960,701)        (21,184,436)
                                                                                                  ---------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from beneficial interest transactions ...................          5,196,437         518,881,095
                                                                                                  ---------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...............................................................            606,631         510,533,394
Beginning of period ........................................................................        582,973,668          72,440,274
                                                                                                  ---------------------------------
End of period ..............................................................................      $ 583,580,299       $ 582,973,668
                                                                                                  =================================
End of period undistributed net investment income ..........................................      $     706,550       $     688,365
                                                                                                  =================================

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               33

Financial Highlights                       BlackRock Florida Municipal Bond Fund

                                                                                    Institutional
                                                  --------------------------------------------------------------------------------
                                                   For the Six
                                                  Months Ended
                                                   January 31,                    For the Year Ended July 31,
                                                      2008      ------------------------------------------------------------------
                                                   (Unaudited)      2007          2006           2005         2004          2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........  $    10.23    $    10.28    $    10.47    $    10.15    $    10.06    $    10.20
                                                  --------------------------------------------------------------------------------
Net investment income1 .........................         .23           .47           .46           .49           .53           .53
Net realized and unrealized gain (loss) ........        (.16)         (.08)         (.23)          .32           .09          (.14)
                                                  --------------------------------------------------------------------------------
Total from investment operations ...............         .07           .39           .23           .81           .62           .39
                                                  --------------------------------------------------------------------------------
Less dividends from net investment income ......        (.23)         (.44)         (.42)         (.49)         (.53)         (.53)
                                                  --------------------------------------------------------------------------------
Net asset value, end of period .................  $    10.07    $    10.23    $    10.28    $    10.47    $    10.15    $    10.06
                                                  ================================================================================
==================================================================================================================================
Total Investment Return2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .......................         .68%3        3.88%         2.60%         8.19%         6.24%         3.87%
                                                  ================================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding
  interest expense and fees4 ...................         .83%5         .84%          .78%          .79%          .78%          .77%
                                                  ================================================================================
Expenses, net of reimbursement .................        1.20%5        1.16%         1.02%         1.04%          .89%          .93%
                                                  ================================================================================
Expenses .......................................        1.20%5        1.16%         1.02%         1.04%          .89%          .93%
                                                  ================================================================================
Net investment income ..........................        4.50%5        4.49%         4.40%         4.78%         5.15%         5.18%
                                                  ================================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......  $   19,745    $   21,357    $   23,603    $   20,647    $   19,681    $   22,053
                                                  ================================================================================
Portfolio turnover .............................           9%           22%           45%           49%           28%           41%
                                                  ================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of any sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


34               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                                Institutional
                                              --------------------------------------------------------------------------------
                                               For the Six
                                              Months Ended
                                               January 31,                    For the Year Ended July 31,
                                                  2008      ------------------------------------------------------------------
                                               (Unaudited)      2007          2006           2005         2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......  $    10.58    $    10.64    $    10.73    $    10.24    $    10.21    $    10.43
                                              --------------------------------------------------------------------------------
Net investment income1 .....................         .23           .51           .45           .48           .52           .50
Net realized and unrealized gain (loss) ....        (.01)         (.11)         (.09)          .48           .02          (.21)
                                              --------------------------------------------------------------------------------
Total from investment operations ...........         .22           .40           .36           .96           .54           .29
                                              --------------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ..................        (.23)         (.46)         (.45)         (.47)         (.51)         (.51)
    Net realized gains .....................        (.01)           --            --2           --            --            --
                                              --------------------------------------------------------------------------------
Total dividends and distributions ..........        (.24)         (.46)         (.45)         (.47)         (.51)         (.51)
                                              --------------------------------------------------------------------------------
Net asset value, end of period .............  $    10.56    $    10.58    $    10.64    $    10.73    $    10.24    $    10.21
                                              ================================================================================
==============================================================================================================================
Total Investment Return(3)
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        2.11%4        3.80%         3.46%         9.60%         5.35%         2.75%
                                              ================================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or reimbursement
  and excluding interest expense
  and fees5 ................................         .66%6         .61%          .81%          .83%          .81%          .83%
                                              ================================================================================
Expenses, net of waiver and/or reimbursement         .92%6         .95%          .93%         1.03%          .97%         1.03%
                                              ================================================================================
Expenses ...................................         .94%6        1.04%          .93%         1.04%          .98%         1.03%
                                              ================================================================================
Net investment income ......................        4.33%6        4.60%         4.26%         4.54%         4.93%         4.88%
                                              ================================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...  $  172,479    $  173,234    $   33,316    $   25,325    $   15,166    $   23,582
                                              ================================================================================
Portfolio turnover .........................           5%           15%           16%           48%           27%           34%
                                              ================================================================================

1     Based on average shares outstanding.
2     Amount is less than $(.01) per share.
3     Total investment returns exclude the effect of any sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               35

Financial Highlights (continued)      BlackRock Pennsylvania Municipal Bond Fund

                                                                                Institutional
                                              --------------------------------------------------------------------------------
                                               For the Six
                                              Months Ended
                                               January 31,                    For the Year Ended July 31,
                                                  2008      ------------------------------------------------------------------
                                               (Unaudited)      2007          2006           2005         2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......  $    11.13    $    11.18    $    11.39    $    11.12    $    11.03    $    11.16
                                              --------------------------------------------------------------------------------
Net investment income1 .....................         .25           .52           .50           .51           .52           .54
Net realized and unrealized gain (loss) ....        (.04)         (.08)         (.21)          .27           .08          (.13)
                                              --------------------------------------------------------------------------------
Total from investment operations ...........         .21           .44           .29           .78           .60           .41
                                              --------------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ..................        (.24)         (.49)         (.50)         (.51)         (.51)         (.54)
    Net realized gains .....................        (.06)           --            --            --            --            --
                                              --------------------------------------------------------------------------------
Total dividends and distributions ..........        (.30)         (.49)         (.50)         (.51)         (.51)         (.54)
                                              --------------------------------------------------------------------------------
Net asset value, end of period .............  $    11.04    $    11.13    $    11.18    $    11.39    $    11.12    $    11.03
                                              ================================================================================
==============================================================================================================================
Total Investment Return2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        1.95%3        4.01%         2.59%         7.17%         5.57%         3.69%
                                              ================================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or reimbursement
  and excluding interest expense
  and fees4 ................................         .60%5         .60%          .88%          .91%          .88%          .88%
                                              ================================================================================
Expenses, net of waiver and/or reimbursement         .98%5        1.05%         1.22%         1.13%          .96%         1.00%
                                              ================================================================================
Expenses ...................................        1.01%5        1.09%         1.23%         1.14%          .98%         1.01%
                                              ================================================================================
Net investment income ......................        4.42%5        4.51%         4.44%         4.55%         4.60%         4.81%
                                              ================================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...  $  490,457    $  486,395    $   11,410    $    9,939    $   10,536    $   11,296
                                              ================================================================================
Portfolio turnover .........................          31%           46%           23%           32%           58%           30%
                                              ================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of any sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


36               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

                                                                    BlackRock New Jersey                 BlackRock Pennsylvania
                                                                     Municipal Bond Fund                   Municipal Bond Fund
                                                              ----------------------------------------------------------------------
                                                                                              Service
                                                              ----------------------------------------------------------------------
                                                                For the Six          For the        For the Six         For the
                                                               Months Ended          Period        Months Ended         Period
                                                                January 31,     October 2, 2006 1   January 31,    October 2, 2006 1
                                                                   2008            to July 31,         2008           to July 31,
                                                                (Unaudited)           2007          (Unaudited)          2007
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................   $    10.58         $    10.84         $    11.13        $    11.35
                                                              ----------------------------------------------------------------------
Net investment income2 ....................................          .22                .37                .23               .38
Net realized and unrealized loss ..........................         (.01)              (.26)              (.02)             (.21)
                                                              ----------------------------------------------------------------------
Total from investment operations ..........................          .21                .11                .21               .17
                                                              ----------------------------------------------------------------------
Less dividends and distributions:
    Net investment income .................................         (.22)              (.37)              (.23)              .39
    Net realized gains ....................................         (.01)                 _               (.06)               --
                                                              ----------------------------------------------------------------------
Total dividends and distributions .........................         (.23)              (.37)              (.29)              .39
                                                              ----------------------------------------------------------------------
Net asset value, end of period ............................   $    10.56         $    10.58         $    11.05        $    11.13
                                                              ----------------------------------------------------------------------
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..................................         2.01%3              .96%3             1.92%3            1.48%3
                                                              ======================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or reimbursement
  and excluding interest expense and fees 4 ...............          .85%5              .85%5              .85%5             .84%5
                                                              ======================================================================
Expenses, net of waiver and/or reimbursement ..............         1.11%5             1.19%5             1.22%5            1.29%5
                                                              ======================================================================
Expenses ..................................................         1.26%5             1.37%5             1.29%5            1.37%5
                                                              =====================================================================
Net investment income .....................................         4.14%5             4.36%5             4.16%5            4.27%5
                                                              ======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ..................   $   12,534         $   12,849         $    2,515        $    3,316
                                                              ======================================================================
Portfolio turnover ........................................            5%                15%                31%               46%
                                                              ======================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               37

                                                      BlackRock Florida       BlackRock New Jersey        BlackRock Pennsylvania
                                                     Municipal Bond Fund       Municipal Bond Fund          Municipal Bond Fund
                                                 --------------------------------------------------------------------------------
                                                                                  Investor A
                                                 --------------------------------------------------------------------------------
                                                   For the       For the        For the       For the    For the Six    For the
                                                  Six Months     Period       Six Months      Period       Months        Period
                                                    Ended      October 2,        Ended      October 2,      Ended      October 2,
                                                 January 31,      2006 1      January 31,     2006 1     January 31,     2006 1
                                                    2008       to July 31,       2008       to July 31,     2008      to July 31,
                                                 (Unaudited)      2007        (Unaudited)      2007      (Unaudited)      2007
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........  $    10.20    $    10.40    $    10.59    $    10.85    $    11.14    $    11.36
                                                 --------------------------------------------------------------------------------
Net investment income2 ........................         .22           .33           .22           .36           .23           .38
Net realized and unrealized loss ..............        (.15)         (.18)         (.01)         (.25)         (.03)         (.21)
                                                 --------------------------------------------------------------------------------
Total from investment operations ..............         .07           .15           .21           .11           .20           .17
                                                 --------------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income .....................        (.22)         (.35)         (.22)         (.37)         (.23)          .39
    Net realized gains ........................          --            --          (.01)           --          (.06)           --
                                                 --------------------------------------------------------------------------------
Total dividends and distributions .............        (.22)         (.35)         (.23)         (.37)         (.29)          .39
                                                 --------------------------------------------------------------------------------
Net asset value, end of period ................  $    10.05    $    10.20    $    10.57    $    10.59    $    11.05    $    11.14
                                                 ================================================================================
=================================================================================================================================
Total Investment Return 3
---------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ......................         .66%4        1.42%4        2.01%4         .97%4        1.83%4        1.42%4
                                                 ================================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or reimbursement
  and excluding interest expense
  and fees 5 ..................................        1.06%6        1.10%6         .84%6         .85%6         .84%6         .83%6
                                                 ================================================================================
Expenses, net of waiver and/or reimbursement ..        1.43%6        1.42%6        1.10%6        1.19%6        1.22%6        1.28%6
                                                 ================================================================================
Expenses ......................................        1.43%6        1.42%6        1.21%6        1.32%6        1.30%6        1.39%6
                                                 ================================================================================
Net investment income .........................        4.27%6        4.25%6        4.15%6        4.37%6        4.17%6        4.28%6
                                                 ================================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ......  $    3,372    $    3,248    $   18,542    $   15,693    $   28,554    $   27,782
                                                 ================================================================================
Portfolio turnover ............................           9%           22%            5%           15%           31%           46%
                                                 ================================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


38               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Financial Highlights (continued)           BlackRock Florida Municipal Bond Fund

                                                                              Investor A1
                                              --------------------------------------------------------------------------------
                                               For the Six
                                              Months Ended
                                               January 31,                       For the Year Ended July 31,
                                                  2008      ------------------------------------------------------------------
                                               (Unaudited)      2007          2006          2005         2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......  $    10.21    $    10.26    $    10.45    $    10.14    $    10.04    $    10.19
                                              --------------------------------------------------------------------------------
Net investment income1 .....................         .23           .45           .45           .48           .52           .52
Net realized and unrealized gain (loss) ....        (.16)         (.06)         (.20)          .31           .10          (.15)
                                              --------------------------------------------------------------------------------
Total from investment operations ...........         .07           .39           .25           .79           .62           .37
                                              --------------------------------------------------------------------------------
Less dividends from net investment income ..        (.22)         (.44)         (.44)         (.48)         (.52)         (.52)
                                              --------------------------------------------------------------------------------
Net asset value, end of period .............  $    10.06    $    10.21    $    10.26    $    10.45    $    10.14    $    10.04
                                              ================================================================================
==============================================================================================================================
Total Investment Return2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................         .74%3        3.78%         2.49%         7.98%         6.24%         3.66%
                                              ================================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and
  excluding interest expense and fees4 .....         .91%5         .93%          .88%          .89%          .87%          .88%
                                              ================================================================================
Expenses, net of reimbursement .............        1.28%5        1.25%         1.12%         1.14%          .99%         1.03%
                                              ================================================================================
Expenses ...................................        1.28%5        1.25%         1.12%         1.14%          .99%         1.03%
                                              ================================================================================
Net investment income ......................        4.42%5        4.42%         4.30%         4.68%         5.05%         5.08%
                                              ================================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...  $   49,434    $   51,685    $   59,210    $   59,586    $   57,521    $   57,610
                                              ================================================================================
Portfolio turnover .........................           9%           22%           45%           49%           28%           41%
                                              ================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               39

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                              Investor A1
                                              --------------------------------------------------------------------------------
                                               For the Six
                                              Months Ended
                                               January 31,                       For the Year Ended July 31,
                                                  2008      ------------------------------------------------------------------
                                               (Unaudited)      2007          2006          2005         2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......  $    10.59    $    10.66    $    10.73    $    10.24    $    10.22    $    10.43
                                              --------------------------------------------------------------------------------
Net investment income1 .....................         .23           .48           .44           .47           .51           .50
Net realized and unrealized gain (loss) ....          --2         (.10)         (.07)          .48           .01          (.21)
                                              --------------------------------------------------------------------------------
Total from investment operations ...........         .23           .38           .37           .95           .52           .29
                                              --------------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ..................        (.23)         (.45)         (.44)         (.46)         (.50)         (.50)
    Net realized gains .....................        (.01)           --            --2           --            --            --
                                              --------------------------------------------------------------------------------
Total dividends and distributions ..........        (.24)         (.45)         (.44)         (.46)         (.50)         (.50)
                                              --------------------------------------------------------------------------------
Net asset value, end of period .............  $    10.58    $    10.59    $    10.66    $    10.73    $    10.24    $    10.22
                                              ================================================================================
==============================================================================================================================
Total Investment Return3
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        2.18%4        3.60%         3.55%         9.49%         5.14%         2.76%
                                              ================================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or
  reimbursement and excluding interest
  expense and fees5 ........................         .70%6         .74%          .91%          .93%          .91%          .93%
                                              ================================================================================
Expenses, net of waiver and/or reimbursement         .96%6        1.08%         1.03%         1.13%         1.08%         1.13%
                                              ================================================================================
Expenses ...................................        1.08%6        1.19%         1.03%         1.14%         1.08%         1.13%
                                              ================================================================================
Net investment income ......................        4.29%6        4.46%         4.16%         4.45%         4.85%         4.79%
                                              ================================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...  $   39,447    $   39,546    $   40,676    $   34,618    $   32,863    $   27,868
                                              ================================================================================
Portfolio turnover .........................           5%           15%           16%           48%           27%           34%
                                              ================================================================================

1     Based on average shares outstanding.
2     Amount is less than $(.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


40               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Financial Highlights (continued)      BlackRock Pennsylvania Municipal Bond Fund

                                                                              Investor A1
                                              --------------------------------------------------------------------------------
                                               For the Six
                                              Months Ended
                                               January 31,                       For the Year Ended July 31,
                                                  2008      ------------------------------------------------------------------
                                               (Unaudited)      2007          2006          2005         2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......  $    11.14    $    11.20    $    11.41    $    11.13    $    11.05    $    11.17
                                              --------------------------------------------------------------------------------
Net investment income1 .....................         .24           .50           .49           .50           .51           .53
Net realized and unrealized gain (loss) ....        (.02)         (.07)         (.26)          .28           .08          (.12)
                                              --------------------------------------------------------------------------------
Total from investment operations ...........         .22           .43          (.23)          .78           .59           .41
                                              --------------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ..................        (.24)         (.49)         (.44)         (.50)         (.51)         (.53)
    Net realized gains .....................        (.06)           --            --            --            --            --
                                              --------------------------------------------------------------------------------
Total dividends and distributions ..........        (.30)         (.49)         (.44)         (.50)         (.51)         (.53)
                                              --------------------------------------------------------------------------------
Net asset value, end of period .............  $    11.06    $    11.14    $    11.20    $    11.41    $    11.13    $    11.05
                                              ================================================================================
==============================================================================================================================
Total Investment Return2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        1.99%3        3.81%         2.49%         7.16%         5.37%         3.69%
                                              ================================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or
  reimbursement and excluding
  interest expense and fees4 ...............         .70%5         .76%          .98%         1.01%          .98%          .98%
                                              ================================================================================
Expenses, net of waiver and/or reimbursement        1.08%5        1.21%         1.32%         1.23%         1.06%         1.10%
                                              ================================================================================
Expenses ...................................        1.16%5        1.28%         1.33%         1.24%         1.08%         1.11%
                                              ================================================================================
Net investment income ......................        4.32%5        4.40%         4.34%         4.45%         4.50%         4.69%
                                              ================================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...  $   26,687    $   27,931    $   26,987    $   26,024    $   25,432    $   23,460
                                              ================================================================================
Portfolio turnover .........................          31%           46%           23%           32%           58%           30%
                                              ================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               41

Financial Highlights (continued)           BlackRock Florida Municipal Bond Fund

                                                                               Investor B
                                              --------------------------------------------------------------------------------
                                               For the Six
                                              Months Ended
                                               January 31,                       For the Year Ended July 31,
                                                  2008      ------------------------------------------------------------------
                                               (Unaudited)      2007          2006          2005         2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......  $    10.23    $    10.28    $    10.47    $    10.15    $    10.06    $    10.20
                                              --------------------------------------------------------------------------------
Net investment income1 .....................         .21           .41           .40           .44           .48           .48
Net realized and unrealized gain (loss) ....        (.17)         (.07)         (.19)          .32           .09          (.14)
                                              --------------------------------------------------------------------------------
Total from investment operations ...........         .04           .34           .21           .76           .57           .34
                                              --------------------------------------------------------------------------------
Less dividends from net investment income ..        (.20)         (.39)         (.40)         (.44)         (.48)         (.48)
                                              --------------------------------------------------------------------------------
Net asset value, end of period .............  $    10.07    $    10.23    $    10.28    $    10.47    $    10.15    $    10.06
                                              ================================================================================
==============================================================================================================================
Total Investment Return2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................         .44%3        3.36%         2.08%         7.65%         5.70%         3.35%
                                              ================================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and
  excluding interest expense and fees4 .....        1.32%5        1.33%         1.29%         1.30%         1.28%         1.28%
                                              ================================================================================
Expenses, net of reimbursement .............        1.69%5        1.65%         1.52%         1.55%         1.40%         1.43%
                                              ================================================================================
Expenses ...................................        1.69%5        1.65%         1.52%         1.55%         1.40%         1.44%
                                              ================================================================================
Net investment income ......................        4.01%5        4.00%         3.90%         4.29%         4.64%         4.67%
                                              ================================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...  $   14,251    $   16,955    $   25,614    $   35,340    $   41,705    $   61,098
                                              ================================================================================
Portfolio turnover .........................           9%           22%           45%           49%           28%           41%
                                              ================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


42               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

                                                                          BlackRock New Jersey                BlackRock Pennsylvania
                                                                          Municipal Bond Fund                   Municipal Bond Fund
                                                                        ------------------------------------------------------------
                                                                                                 Investor B
                                                                        ------------------------------------------------------------
                                                                         For the         For the         For the          For the
                                                                        Six Months        Period        Six Months         Period
                                                                           Ended        October 2,         Ended         October 2,
                                                                        January 31,        2006 1        January 31,         2006 1
                                                                           2008         to July 31,        2008          to July 31,
                                                                        (Unaudited)        2007         (Unaudited)         2007
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............................    $    10.58      $    10.84      $    11.13      $    11.35
                                                                        ------------------------------------------------------------
Net investment income2 .............................................           .18             .31             .19             .33
Net realized and unrealized loss ...................................          (.01)           (.27)           (.03)           (.22)
                                                                        ------------------------------------------------------------
Total from investment operations ...................................           .17             .04             .16             .11
                                                                        ------------------------------------------------------------
Less dividends and distributions:
    Net investment income ..........................................          (.18)           (.30)           (.19)           (.33)
    Net realized gains .............................................          (.01)             --            (.06)             --
                                                                        ------------------------------------------------------------
Total dividends and distributions ..................................          (.19)           (.30)           (.25)           (.33)
                                                                        ------------------------------------------------------------
Net asset value, end of period .....................................    $    10.56      $    10.58      $    11.04      $    11.13
                                                                        ============================================================
====================================================================================================================================
Total Investment Return3
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...........................................          1.64%4           .34%4          1.45%4           .93%4
                                                                        ============================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or reimbursement and
  excluding interest expense and fees5 .............................          1.57%6          1.60%6          1.57%6          1.51%6
                                                                        ============================================================
Expenses, net of waiver and/or reimbursement .......................          1.83%6          1.94%6          1.95%6          1.96%6
                                                                        ============================================================
Expenses ...........................................................          1.99%6          2.09%6          2.10%6          2.19%6
                                                                        ============================================================
Net investment income ..............................................          3.42%6          3.61%6          3.44%6          3.60%6
                                                                        ============================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...........................    $    7,669      $    8,622      $    4,425      $    5,206
                                                                        ============================================================
Portfolio turnover .................................................             5%             15%             31%             46%
                                                                        ============================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               43

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                              Investor B1
                                                 ---------------------------------------------------------------------------
                                                 For the Six
                                                 Months Ended
                                                  January 31,                    For the Year Ended July 31,
                                                     2008        -----------------------------------------------------------
                                                  (Unaudited)      2007         2006         2005         2004         2003
============================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $ 10.58      $ 10.65      $ 10.73      $ 10.24      $ 10.22      $ 10.43
                                                    ------------------------------------------------------------------------
Net investment income1 .........................        .21          .44          .40          .43          .46          .46
Net realized and unrealized gain (loss) ........       (.01)        (.10)        (.09)         .48          .02         (.22)
                                                    ------------------------------------------------------------------------
Total from investment operations ...............        .20          .34          .31          .91          .48          .24
                                                    ------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ......................       (.21)        (.41)        (.39)        (.42)        (.46)        (.45)
    Net realized gains .........................       (.01)          --           --2          --           --           --
                                                    ------------------------------------------------------------------------
Total dividends and distributions ..............       (.22)        (.41)        (.39)        (.42)        (.46)        (.45)
                                                    ------------------------------------------------------------------------
Net asset value, end of period .................    $ 10.56      $ 10.58      $ 10.65      $ 10.73      $ 10.24      $ 10.22
                                                    ========================================================================
============================================================================================================================
Total Investment Return3
----------------------------------------------------------------------------------------------------------------------------
Based on net asset value .......................       1.88%4       3.19%        3.03%        9.04%        4.71%        2.34%
                                                    ========================================================================
============================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or reimbursement and
  excluding interest expense and fees5 .........       1.10%6       1.14%        1.33%        1.34%        1.32%        1.34%
                                                    ========================================================================
Expenses, net of waiver and/or reimbursement ...       1.35%6       1.48%        1.44%        1.54%        1.48%        1.54%
                                                    ========================================================================
Expenses .......................................       1.49%6       1.60%        1.44%        1.55%        1.49%        1.54%
                                                    ========================================================================
Net investment income ..........................       3.89%6       4.05%        3.75%        4.06%        4.44%        4.37%
                                                    ========================================================================
============================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......    $13,953      $15,723      $20,920      $26,893      $31,781      $44,968
                                                    ========================================================================
Portfolio turnover .............................          5%          15%          16%          48%          27%          34%
                                                    ========================================================================

1     Based on average shares outstanding.
2     Amount is less than $(.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


44               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Financial Highlights (continued)      BlackRock Pennsylvania Municipal Bond Fund

                                                                              Investor B1
                                                 ---------------------------------------------------------------------------
                                                 For the Six
                                                 Months Ended
                                                  January 31,                    For the Year Ended July 31,
                                                     2008        -----------------------------------------------------------
                                                  (Unaudited)      2007         2006         2005         2004         2003
============================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $ 11.13      $ 11.18      $ 11.39      $ 11.12      $ 11.03      $ 11.16
                                                    ------------------------------------------------------------------------
Net investment income1 .........................        .22          .45          .44          .46          .46          .49
Net realized and unrealized gain (loss) ........       (.03)        (.06)        (.21)         .27          .09         (.14)
                                                    ------------------------------------------------------------------------
Total from investment operations ...............        .19          .39          .23          .73          .55          .35
                                                    ------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ......................       (.22)        (.44)        (.44)        (.46)        (.46)        (.48)
    Net realized gains .........................       (.06)          --           --           --           --           --
                                                    ------------------------------------------------------------------------
Total dividends and distributions ..............       (.28)        (.44)        (.44)        (.46)        (.46)        (.48)
                                                    ------------------------------------------------------------------------
Net asset value, end of period .................    $ 11.04      $ 11.13      $ 11.18      $ 11.39      $ 11.12      $ 11.03
                                                    ========================================================================
============================================================================================================================
Total Investment Return2
----------------------------------------------------------------------------------------------------------------------------
Based on net asset value .......................       1.70%3       3.49%        2.07%        6.63%        5.04%        3.18%
                                                    ========================================================================
============================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or reimbursement and
  excluding interest expense and fees4 .........       1.10%5       1.17%        1.39%        1.42%        1.38%        1.39%
                                                    ========================================================================
Expenses, net of waiver and/or reimbursement ...       1.47%5       1.62%        1.73%        1.64%        1.47%        1.51%
                                                    ========================================================================
Expenses .......................................       1.56%5       1.70%        1.74%        1.65%        1.48%        1.52%
                                                    ========================================================================
Net investment income ..........................       3.92%5       4.00%        3.93%        4.05%        4.09%        4.31%
                                                    ========================================================================
============================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......    $11,434      $12,856      $18,402      $23,965      $28,749      $43,099
                                                    ========================================================================
Portfolio turnover .............................         31%          46%          23%          32%          58%          30%
                                                    ========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               45

                                                    BlackRock Florida           BlackRock New Jersey       BlackRock Pennsylvania
                                                   Municipal Bond Fund           Municipal Bond Fund         Municipal Bond Fund
                                                 -----------------------------------------------------------------------------------
                                                                                         Investor C
                                                 -----------------------------------------------------------------------------------
                                                  For the         For the      For the         For the       For the       For the
                                                 Six Months       Period      Six Months       Period      Six Months       Period
                                                    Ended       October 2,       Ended       October 2,       Ended       October 2,
                                                 January 31,      2006 1      January 31,      2006 1      January 31,      2006 1
                                                    2008        to July 31,      2008        to July 31,      2008       to July 31,
                                                 (Unaudited)       2007       (Unaudited)       2007       (Unaudited)       2007
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $ 10.20      $ 10.40        $ 10.57        $ 10.84        $ 11.14      $ 11.35
                                                    --------------------------------------------------------------------------------
Net investment income2 .........................        .18          .26            .18            .30            .19          .30
Net realized and unrealized gain (loss) ........       (.16)        (.18)            --3          (.27)          (.03)        (.19)
                                                    --------------------------------------------------------------------------------
Total from investment operations ...............        .02          .08            .18            .03            .16          .11
                                                    --------------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ......................       (.18)        (.28)          (.18)          (.30)          (.19)        (.32)
    Net realized gains .........................         --           --           (.01)            --           (.06)          --
                                                    --------------------------------------------------------------------------------
Total dividends and distributions ..............       (.18)        (.28)          (.19)          (.30)          (.25)        (.32)
                                                    --------------------------------------------------------------------------------
Net asset value, end of period .................    $ 10.04      $ 10.20        $ 10.56        $ 10.57        $ 11.05      $ 11.14
                                                    ================================================================================
====================================================================================================================================
Total Investment Return4
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .......................        .17%5        .78%5         1.73%5          .25%5         1.44%5        .95%5
                                                    ================================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or reimbursement and
  excluding interest expense and fees6 .........       1.83%7       1.89%7         1.58%7         1.60%7         1.60%7       1.60%7
                                                    ================================================================================
Expenses, net of waiver and/or reimbursement ...       2.20%7       2.21%7         1.84%7         1.94%7         1.97%7       2.04%7
                                                    ================================================================================
Expenses .......................................       2.20%7       2.21%7         1.98%7         2.09%7         2.05%7       2.15%7
                                                    ================================================================================
Net investment income ..........................       3.51%7       3.47%7         3.41%7         3.63%7         3.42%7       3.53%7
                                                    ================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......    $ 1,847      $ 1,411        $ 9,305        $ 7,253        $ 5,633      $ 4,160
                                                    ================================================================================
Portfolio turnover .............................          9%          22%             5%            15%            31%          46%
                                                    ================================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Amount is less than $(.01) per share.
4     Total investment returns exclude the effect of sales charges.
5     Aggregate total investment return.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7     Annualized.

See Notes to Financial Statements.


46               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Financial Highlights (continued)           BlackRock Florida Municipal Bond Fund

                                                                              Investor C1
                                                 ---------------------------------------------------------------------------
                                                 For the Six
                                                 Months Ended
                                                  January 31,                    For the Year Ended July 31,
                                                     2008        -----------------------------------------------------------
                                                  (Unaudited)      2007         2006         2005         2004         2003
============================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $ 10.21      $ 10.26      $ 10.45      $ 10.14      $ 10.04      $ 10.18
                                                    ------------------------------------------------------------------------
Net investment income1 .........................        .20          .41          .39          .43          .47          .47
Net realized and unrealized gain (loss) ........       (.16)        (.08)        (.19)         .31          .10         (.14)
                                                    ------------------------------------------------------------------------
Total from investment operations ...............        .04          .33          .20          .74          .57          .33
                                                    ------------------------------------------------------------------------
Less dividends from net investment income ......       (.20)        (.38)        (.39)        (.43)        (.47)        (.47)
                                                    ------------------------------------------------------------------------
Net asset value, end of period .................    $ 10.05      $ 10.21      $ 10.26      $ 10.45      $ 10.14      $ 10.04
                                                    ========================================================================
============================================================================================================================
Total Investment Return2
----------------------------------------------------------------------------------------------------------------------------
Based on net asset value .......................        .39%3       3.26%        1.98%        7.44%        5.70%        3.24%
                                                    ========================================================================
============================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding
  interest expense and fees4 ...................       1.41%5       1.44%        1.39%        1.40%        1.38%        1.38%
                                                    ========================================================================
Expenses, net of reimbursement .................       1.77%5       1.75%        1.62%        1.65%        1.50%        1.54%
                                                    ========================================================================
Expenses .......................................       1.77%5       1.75%        1.62%        1.65%        1.50%        1.54%
                                                    ========================================================================
Net investment income ..........................       3.92%5       3.91%        3.80%        4.17%        4.54%        4.57%
                                                    ========================================================================
============================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......    $12,993      $15,377      $17,472      $16,229      $13,381      $14,759
                                                    ========================================================================
Portfolio turnover .............................          9%          22%          45%          49%          28%          41%
                                                    ========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               47

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                              Investor C1
                                                 ---------------------------------------------------------------------------
                                                 For the Six
                                                 Months Ended
                                                  January 31,                    For the Year Ended July 31,
                                                     2008        -----------------------------------------------------------
                                                  (Unaudited)      2007         2006         2005         2004         2003
============================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $ 10.58      $ 10.64      $ 10.73      $ 10.24      $ 10.21      $ 10.42
                                                    ------------------------------------------------------------------------
Net investment income1 .........................        .20          .43          .39          .41          .45          .45
Net realized and unrealized gain (loss) ........       (.01)        (.09)        (.10)         .49          .02         (.22)
                                                    ------------------------------------------------------------------------
Total from investment operations ...............        .19          .34          .29          .90          .47          .23
                                                    ------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ......................       (.20)        (.40)        (.38)        (.41)        (.44)        (.44)
    Net realized gains .........................       (.01)          --           --2          --           --           --
                                                    ------------------------------------------------------------------------
Total dividends and distributions ..............       (.21)        (.40)        (.38)        (.41)        (.44)        (.44)
                                                    ------------------------------------------------------------------------
Net asset value, end of period .................    $ 10.56      $ 10.58      $ 10.64      $ 10.73      $ 10.24      $ 10.21
                                                    ========================================================================
============================================================================================================================
Total Investment Return3
----------------------------------------------------------------------------------------------------------------------------
Based on net asset value .......................       1.83%4       3.18%        2.83%        8.94%        4.71%        2.24%
                                                    ========================================================================
============================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or reimbursement and
  excluding interest expense and fees5 .........       1.20%6       1.24%        1.42%        1.44%        1.42%        1.44%
                                                    ========================================================================
Expenses, net of waiver and/or reimbursement ...       1.45%6       1.58%        1.53%        1.64%        1.58%        1.63%
                                                    ========================================================================
Expenses .......................................       1.56%6       1.68%        1.54%        1.65%        1.59%        1.64%
                                                    ========================================================================
Net investment income ..........................       3.79%6       3.95%        3.65%        3.94%        4.34%        4.28%
                                                    ========================================================================
============================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......    $17,810      $18,648      $19,634      $16,040      $14,903      $15,505
                                                    ========================================================================
Portfolio turnover .............................          5%          15%          16%          48%          27%          34%
                                                    ========================================================================

1     Based on average shares outstanding.
2     Amount is less than $(.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


48               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Financial Highlights (concluded)      BlackRock Pennsylvania Municipal Bond Fund

                                                                              Investor C1
                                                 ---------------------------------------------------------------------------
                                                 For the Six
                                                 Months Ended
                                                  January 31,                    For the Year Ended July 31,
                                                     2008        -----------------------------------------------------------
                                                  (Unaudited)      2007         2006         2005         2004         2003
============================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $ 11.13      $ 11.19      $ 11.39      $ 11.12      $ 11.03      $ 11.16
                                                    ------------------------------------------------------------------------
Net investment income1 .........................        .21          .44          .43          .45          .45          .47
Net realized and unrealized gain (loss) ........       (.03)        (.07)        (.20)         .26          .09         (.13)
                                                    ------------------------------------------------------------------------
Total from investment operations ...............        .18          .37          .23          .71          .54          .34
                                                    ------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ......................       (.21)        (.43)        (.43)        (.44)        (.45)        (.47)
    Net realized gains .........................       (.06)          --           --           --           --           --
                                                    ------------------------------------------------------------------------
Total dividends and distributions ..............       (.27)        (.43)        (.43)        (.44)        (.45)        (.47)
                                                    ------------------------------------------------------------------------
Net asset value, end of period .................    $ 11.04      $ 11.13      $ 11.19      $ 11.39      $ 11.12      $ 11.03
                                                    ========================================================================
============================================================================================================================
Total Investment Return2
----------------------------------------------------------------------------------------------------------------------------
Based on net asset value .......................       1.65%3       3.29%        2.06%        6.53%        4.93%        3.07%
                                                    ========================================================================
============================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and/or reimbursement and
  excluding interest expense and fees4 .........       1.20%5       1.26%        1.48%        1.52%        1.49%        1.49%
                                                    ========================================================================
Expenses, net of waiver and/or reimbursement ...       1.57%5       1.71%        1.82%        1.74%        1.57%        1.61%
                                                    ========================================================================
Expenses .......................................       1.64%5       1.77%        1.84%        1.75%        1.59%        1.62%
                                                    ========================================================================
Net investment income ..........................       3.82%5       3.90%        3.83%        3.94%        3.99%        4.18%
                                                    ========================================================================
============================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......    $13,876      $15,327      $15,642      $13,626      $13,260      $13,309
                                                    ========================================================================
Portfolio turnover .............................         31%          46%          23%          32%          58%          30%
                                                    ========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               49

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Florida Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund (the "Funds" or individually as the "Fund"), each a series of BlackRock Multi-State Municipal Series Trust (the "Trust"), are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies. The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund offers multiple classes of shares. Institutional and Service Shares are sold only to certain eligible investors. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Shares of Investor B, Investor B1, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

The following is a summary of significant accounting policies followed by the
Funds:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund's Board of Trustees (the "Trustees" or the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Swap agreements are valued by quoted fair values received daily by the Funds' pricing service. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: Each Fund may engage in various portfolio investment strategies to increase their returns and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Forward interest rate swaps -- Each Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. Changes in the value of the forward interest rate swap are recognized as unrealized gains and losses. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement. The Fund generally intends to close each forward interest rate swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

Municipal Bonds Transferred to Tender Option Bond Trusts: Each Fund invests in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund.


50               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Each Fund's transfers of the municipal securities to a TOB do not qualify for sale treatment under Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," therefore the municipal securities deposited into a TOB are presented in the Funds' Schedules of Investments and the proceeds from the transactions are reported as a liability for trust certificates of the Funds. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Funds include the right of the Funds (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Funds. At January 31, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were:

-----------------------------------------------------------------------------------------------
                                                                                    Underlying
                                                 Liability                           Municipal
                                                    for                                Bonds
                                                   Trust           Range of         Transferred
                                                Certificates    Interest Rates        to TOB's
-----------------------------------------------------------------------------------------------
BlackRock Florida Municipal
  Bond Fund ..............................      $10,437,500     3.504% - 3.618%     $22,641,027
BlackRock New Jersey Municipal
  Bond Fund ..............................      $20,418,050     3.564% - 3.70%      $31,868,639
BlackRock Pennsylvania Municipal
  Bond Fund ..............................      $61,910,000     3.325% - 3.564%     $98,720,766
-----------------------------------------------------------------------------------------------

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds' investments in TOB Residuals likely will adversely affect the Funds' net investment income and dividends to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Funds' net asset value per share.

While the Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds' management believes that the Funds' restrictions on borrowings do not apply to the liability for trust certificates reflected as a result of the Funds' investments in TOB Residuals.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective January 31, 2008, the Funds implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Funds, and has determined that the adoption of FIN 48 does not have a material impact on the Funds' financial statements. The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the years ended July 31, 2004 through July 31, 2007. The statutes of limitations on the Funds' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment transac-tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Other: Expenses that are directly related to one of the Funds or classes are charged to that Fund or class. Other operating expenses are pro-rated to certain Funds on the basis of relative net assets. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               51

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Fund segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements, swaps or futures contracts), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Funds have entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The Funds have also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Manager is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Funds. For such services, each Fund pays the Manager a monthly fee of the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

The Manager, with respect to BlackRock New Jersey Municipal Bond Fund, has voluntarily agreed to waive fees or expenses in order to limit expenses as a percentage of average daily net assets allocated to each class (excluding interest expense) as follows: .85% (for Service and Investor A Shares), .70% (for Investor A1 Shares), 1.60% (for Investor B and Investor C Shares), 1.10% (for Investor B1 Shares) and 1.20% (for Investor C1 Shares). The Manager may reduce or discontinue this arrangement at any time without notice.

In addition, the Manager with respect to BlackRock Pennsylvania Municipal Bond Fund, has voluntarily agreed to waive or reimburse fees or expenses in order to limit expenses as a percentage of average daily net assets allocated to each class (excluding interest expense) in order to limit expenses as follows: .85% (for Service and Investor A Shares), .70% (for Investor A1 Shares), 1.60% (for Investor B and Investor C Shares), 1.10% (for Investor B1 Shares) and 1.20% (for Investor C1 Shares). The Manager may reduce or discontinue this arrangement at any time without notice. For the six months ended January 31, 2008, the fees and waivers were as follows:

--------------------------------------------------------------------------------
                                                           Fees           Fees
                                                          Earned         Waived
--------------------------------------------------------------------------------
BlackRock New Jersey Municipal Bond Fund ...........    $  800,023      $90,195
BlackRock Pennsylvania Municipal Bond Fund .........    $1,614,691      $40,014
--------------------------------------------------------------------------------

In addition, the Manager has entered into separate sub-advisory agreements with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager with respect to each Fund, under which the Manager pays BIM, for services it provides, a monthly fee at an annual rate that is a percentage of the management fee paid by each Fund to the Manager.

In addition, the Manager has agreed to waive its advisory fee for each Fund by the amount of advisory fees each Fund pays to the Manager indirectly through each Fund's investment as described below. For the six months ended January 31, 2008, the waivers were as follows:

--------------------------------------------------------------------------------
                                                                          Amount
                                               Investment                 Waived
--------------------------------------------------------------------------------
BlackRock Florida                          CMA Florida
Municipal Bond Fund .................      Municipal Money Fund          $    12

BlackRock New Jersey                       CMA New Jersey
Municipal Bond Fund .................      Municipal Money Fund          $ 3,381

BlackRock Pennsylvania                     CMA Pennsylvania
Municipal Bond Fund .................      Municipal Money Fund          $70,392
--------------------------------------------------------------------------------


52               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                 Service Fees
--------------------------------------------------------------------------------
                                 BlackRock         BlackRock          BlackRock
                                  Florida         New Jersey        Pennsylvania
                                 Municipal         Municipal          Municipal
                                 Bond Fund         Bond Fund          Bond Fund
--------------------------------------------------------------------------------
Service .....................       --               .25%                .25%
Investor A ..................      .25%              .25%                .25%
Investor A1 .................      .10%              .10%                .10%
Investor B ..................      .25%              .25%                .25%
Investor B1 .................       --               .25%                .25%
Investor C ..................      .25%              .25%                .25%
Investor C1 .................      .25%              .25%                .25%
--------------------------------------------------------------------------------

                                               Distribution Fees
--------------------------------------------------------------------------------
                                 BlackRock         BlackRock          BlackRock
                                  Florida         New Jersey        Pennsylvania
                                 Municipal         Municipal          Municipal
                                 Bond Fund         Bond Fund          Bond Fund
--------------------------------------------------------------------------------
Investor B ..................      .25%              .75%                .75%
Investor B1 .................       --               .25%                .25%
Investor C ..................      .75%              .75%                .75%
Investor C1 .................      .35%              .35%                .35%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, provide shareholder servicing and distribution services to each Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing distribution-related services to Investor B, Investor B1, Investor C and Investor C1 shareholders.

For the six months ended January 31, 2008, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of each of the Fund's Investor A Shares as follows:

--------------------------------------------------------------------------------
                                  BlackRock         BlackRock         BlackRock
                                   Florida         New Jersey       Pennsylvania
                                  Municipal         Municipal         Municipal
                                  Bond Fund         Bond Fund         Bond Fund
--------------------------------------------------------------------------------
Investor A .................       $ 9,295           $21,833           $15,063
--------------------------------------------------------------------------------

For the six months ended January 31, 2008, affiliates received contingent deferred sales charges relating to transactions in Investor B, Investor B1, Investor C and Investor C1 Shares as follows:

--------------------------------------------------------------------------------
                                  BlackRock         BlackRock         BlackRock
                                   Florida         New Jersey       Pennsylvania
                                  Municipal         Municipal         Municipal
                                  Bond Fund         Bond Fund         Bond Fund
--------------------------------------------------------------------------------
Investor B .................       $3,238            $7,523            $  715
Investor B1 ................       $   --            $3,760            $  384
Investor C .................       $    1            $1,071            $1,003
Investor C1 ................       $  403            $   --            $  476
--------------------------------------------------------------------------------

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of the Funds' shares. For the six months ended January 31, 2008, the following amounts have been accrued by the Funds to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

--------------------------------------------------------------------------------
                                                Call Center Fees
--------------------------------------------------------------------------------
                                  BlackRock         BlackRock         BlackRock
                                   Florida         New Jersey       Pennsylvania
                                  Municipal         Municipal         Municipal
                                  Bond Fund         Bond Fund         Bond Fund
--------------------------------------------------------------------------------
Institutional .............        $  193            $  737            $1,963
Service ...................            --            $  841            $   70
Investor A ................        $   48            $  324            $  663
Investor A1 ...............        $  704            $  649            $  539
Investor B ................        $  217            $  232            $  129
Investor B1 ...............            --            $  230            $  196
Investor C ................        $   24            $  103            $   94
Investor C1 ...............        $  154            $  178            $  146
--------------------------------------------------------------------------------

For the six months ended January 31, 2008, each Fund reimbursed the Manager for certain accounting services. The reimbursements, which are included in accounting services in the Statement of Operations, were as follows:

--------------------------------------------------------------------------------
BlackRock Florida Municipal Bond Fund ................................    $  955
BlackRock New Jersey Municipal Bond Fund .............................    $2,466
BlackRock Pennsylvania Municipal Bond Fund ...........................    $5,148
--------------------------------------------------------------------------------

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Funds' transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               53

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2008 were as follows:

--------------------------------------------------------------------------------
                                                      Purchases         Sales
--------------------------------------------------------------------------------
BlackRock Florida Municipal Bond Fund ..........    $ 11,080,886    $ 19,935,862
BlackRock New Jersey Municipal Bond Fund .......    $ 16,229,839    $ 22,646,773
BlackRock Pennsylvania Municipal Bond Fund .....    $185,015,976    $208,878,306
--------------------------------------------------------------------------------

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was as follows:

--------------------------------------------------------------------------------
                                                  For the Six        For the
                                                 Months Ended       Year Ended
                                                  January 31,        July 31,
                                                     2008              2007
--------------------------------------------------------------------------------
BlackRock Florida Municipal Bond Fund .........   $(6,753,976)     $(15,475,630)
BlackRock New Jersey Municipal Bond Fund ......   $   581,591      $181,194,576
BlackRock Pennsylvania Municipal Bond Fund ....   $ 5,196,437      $518,881,095
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
BlackRock Florida Municipal Bond Fund
-------------------------------------------------------------------------------
Institutional Shares for the Six Months                               Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         158,075     $   1,596,166
Shares issued to shareholders in reinvestment
        of dividends ........................          18,119           183,166
                                                  -----------------------------
Total issued ................................         176,194         1,779,332
Shares redeemed .............................        (303,754)       (3,079,143)
                                                  -----------------------------
Net decrease ................................        (127,560)    $  (1,299,811)
                                                  =============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         219,385     $   3,030,158
Shares issued to shareholders in reinvestment
        of dividends ........................          36,193           375,732
                                                  -----------------------------
Total issued ................................         327,578         3,405,890
Shares redeemed .............................        (535,478)       (5,561,470)
                                                  -----------------------------
Net decrease ................................        (207,900)    $  (2,155,580)
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Six Months                                  Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................          43,803     $     442,873
Shares issued to shareholders in reinvestment
        of dividends ........................           6,540            65,982
                                                  -----------------------------
Total issued ................................          50,343           508,855
Shares redeemed .............................         (33,164)         (332,741)
                                                  -----------------------------
Net increase ................................          17,179     $     176,114
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Period                                      Dollar
October 2, 2006+ to July 31, 2007                    Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         335,598     $   3,480,112
Shares issued to shareholders in reinvestment
        of dividends ........................           5,488            56,511
                                                  -----------------------------
Total issued ................................         341,086         3,536,623
Shares redeemed .............................         (22,763)         (233,843)
                                                  -----------------------------
Net increase ................................         318,323     $   3,302,780
                                                  =============================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor A1 Shares for the Six Months                                 Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold and automatic conversion of shares        132,516     $   1,340,398
Shares issued to shareholders in reinvestment
        of dividends ........................          34,860           351,766
                                                  -----------------------------
Total issued ................................         167,376         1,692,164
Shares redeemed .............................        (312,579)       (3,162,301)
                                                  -----------------------------
Net decrease ................................        (145,203)    $  (1,470,137)
                                                  =============================

-------------------------------------------------------------------------------
Investor A1 Shares for the Year                                       Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         329,891     $   3,409,766
Automatic conversion of shares ..............          24,851           256,611
Shares issued to shareholders in reinvestment
        of dividends ........................          75,542           782,889
                                                  -----------------------------
Total issued ................................         430,284         4,449,266
Shares redeemed .............................      (1,137,514)      (11,821,822)
                                                  -----------------------------
Net decrease ................................        (707,230)    $  (7,372,556)
                                                  =============================


54               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

-------------------------------------------------------------------------------
BlackRock Florida Municipal Bond Fund (continued)
-------------------------------------------------------------------------------
Investor B Shares for the Six Months                                  Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................          10,623     $     107,095
Shares issued to shareholders in reinvestment
        of dividends ........................          10,592           107,077
                                                  -----------------------------
Total issued ................................          21,215           214,172
Shares redeemed and automatic conversion
        of shares ...........................        (263,807)       (2,672,985)
                                                  -----------------------------
Net decrease ................................        (242,592)    $  (2,458,813)
                                                  =============================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................          19,231     $     199,151
Shares issued to shareholders in reinvestment
        of dividends ........................          27,451           285,087
                                                  -----------------------------
Total issued ................................          46,682           484,238
                                                  -----------------------------
Automatic conversion of shares ..............         (24,804)         (256,611)
Shares redeemed .............................        (858,644)       (8,879,336)
                                                  -----------------------------
Total redeemed ..............................        (880,448)       (9,135,947)
                                                  -----------------------------
Net decrease ................................        (836,766)    $  (8,651,709)
                                                  =============================

-------------------------------------------------------------------------------
Investor C Shares for the Six Months                                  Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................          57,128     $     576,530
Shares issued to shareholders in reinvestment
        of dividends ........................           1,153            11,615
                                                  -----------------------------
Total issued ................................          58,281           588,145
Shares redeemed .............................         (12,686)         (127,313)
                                                  -----------------------------
Net increase ................................          45,595     $     460,832
                                                  =============================

-------------------------------------------------------------------------------
Investor C Shares for the Period                                      Dollar
October 2, 2006+ to July 31, 2007                    Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         139,623     $   1,445,646
Shares issued to shareholders in reinvestment
        of dividends ........................             691             7,109
                                                  -----------------------------
Total issued ................................         140,314         1,452,755
Shares redeemed .............................          (2,005)          (20,901)
                                                  -----------------------------
Net increase ................................         138,309     $   1,431,854
                                                  =============================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor C1 Shares for the Six Months                                 Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................             282     $       2,811
Shares issued to shareholders in reinvestment
        of dividends ........................          12,123           122,327
                                                  -----------------------------
Total issued ................................          12,405           125,138
Shares redeemed .............................        (226,137)       (2,287,299)
                                                  -----------------------------
Net decrease ................................        (213,732)    $  (2,162,161)
                                                  =============================

-------------------------------------------------------------------------------
Investor C1 Shares for the Year                                       Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................          90,509     $     934,432
Shares issued to shareholders in reinvestment
        of dividends ........................          26,319           272,746
                                                  -----------------------------
Total issued ................................         116,828         1,207,178
Shares redeemed .............................        (313,232)       (3,237,597)
                                                  -----------------------------
Net decrease ................................        (196,404)    $  (2,030,419)
                                                  =============================

-------------------------------------------------------------------------------
BlackRock New Jersey Municipal Bond Fund
-------------------------------------------------------------------------------
Institutional Shares for the Six Months                               Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................       1,279,093     $  13,455,975
Shares issued to shareholders in reinvestment
        of dividends and distributions ......          27,516           285,116
                                                  -----------------------------
Total issued ................................       1,306,609        13,741,091
Shares redeemed .............................      (1,356,206)      (14,259,953)
                                                  -----------------------------
Net decrease ................................         (49,597)    $    (518,862)
                                                  =============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................      15,107,431     $ 161,596,332
Shares issued resulting from reorganization .      12,623,088       136,064,267
Shares issued to shareholders in reinvestment
        of dividends ........................          47,250           503,184
                                                  -----------------------------
Total issued ................................      27,777,769       298,163,783
Shares redeemed .............................     (14,530,074)     (155,327,851)
                                                  -----------------------------
Net increase ................................      13,247,695     $ 142,835,932
                                                  =============================


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               55

-------------------------------------------------------------------------------
BlackRock New Jersey Municipal Bond Fund (continued)
-------------------------------------------------------------------------------
Service Shares for the Six Months                                     Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................           3,180     $      33,550
Shares issued to shareholders in reinvestment
        of dividends and distributions ......          15,964           167,820
                                                  -----------------------------
Total issued ................................          19,144           201,370
Shares redeemed .............................         (47,414)         (497,286)
                                                  -----------------------------
Net decrease ................................         (28,270)    $    (295,916)
                                                  =============================

-------------------------------------------------------------------------------
Service Shares for the Period                                         Dollar
October 2, 2006+ to July 31, 2007                    Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         321,331     $   3,432,330
Shares issued resulting from reorganization .       1,277,790        13,770,748
Shares issued to shareholders in reinvestment
        of dividends ........................          25,159           270,682
                                                  -----------------------------
Total issued ................................       1,624,280        17,473,760
Shares redeemed .............................        (409,303)       (4,376,910)
                                                  -----------------------------
Net increase ................................       1,214,977     $  13,096,850
                                                  =============================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor A Shares for the Six Months                                  Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         386,108     $   4,073,992
Shares issued to shareholders in reinvestment
        of dividends and distributions ......          17,650           185,722
                                                  -----------------------------
Total issued ................................         403,758         4,259,714
Shares redeemed .............................        (132,376)       (1,397,196)
                                                  -----------------------------
Net increase ................................         271,382     $   2,862,518
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Period                                      Dollar
October 2, 2006+ to July 31, 2007                    Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         982,922     $  10,622,153
Shares issued resulting from reorganization .         642,864         6,934,573
Shares issued to shareholders in reinvestment
        of dividends ........................          21,040           226,230
                                                  -----------------------------
Total issued ................................       1,646,826        17,782,956
Shares redeemed .............................        (164,504)       (1,759,132)
                                                  -----------------------------
Net increase ................................       1,482,322     $  16,023,824
                                                  =============================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor A1 Shares for the Six Months                                 Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold and automatic conversion of shares        102,925     $   1,085,162
Shares issued to shareholders in reinvestment
        of dividends and distributions ......          44,814           471,914
                                                  -----------------------------
Total issued ................................         147,739         1,557,076
Shares redeemed .............................        (152,115)       (1,601,520)
                                                  -----------------------------
Net decrease ................................          (4,376)    $     (44,444)
                                                  =============================

-------------------------------------------------------------------------------
Investor A1 Shares for the Year                                       Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         284,091     $   3,024,802
Automatic conversion of shares ..............          49,715           532,905
Shares issued to shareholders in reinvestment
        of dividends ........................          86,895           937,248
                                                  -----------------------------
Total issued ................................         420,701         4,515,955
Shares redeemed .............................        (503,201)       (5,422,697)
                                                  -----------------------------
Net decrease ................................         (82,500)    $    (906,742)
                                                  =============================

-------------------------------------------------------------------------------
Investor B Shares for the Six Months                                  Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................           3,601     $      37,967
Shares issued to shareholders in reinvestment of
        dividends and distributions .........          11,830           124,341
                                                  -----------------------------
Total issued ................................          15,431           162,308
Shares redeemed .............................        (104,529)       (1,098,686)
                                                  -----------------------------
Net decrease ................................         (89,098)    $    (936,378)
                                                  =============================

-------------------------------------------------------------------------------
Investor B Shares for the Period                                      Dollar
October 2, 2006+ to July 31, 2007                    Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................          31,037     $     334,569
Shares issued resulting from reorganization .         955,090        10,293,000
Shares issued to shareholders in reinvestment
        of dividends ........................          20,550           221,281
                                                  -----------------------------
Total issued ................................       1,006,677        10,848,850
Shares redeemed .............................        (191,557)       (2,062,283)
                                                  -----------------------------
Net increase ................................         815,120     $   8,786,567
                                                  =============================
+     Commencement of operations.


56               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

-------------------------------------------------------------------------------
BlackRock New Jersey Municipal Bond Fund (continued)
-------------------------------------------------------------------------------
Investor B1 Shares for the Six Months                                 Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................               7     $          54
Shares issued to shareholders in reinvestment
        of dividends and distributions ......          12,966           136,358
                                                  -----------------------------
Total issued ................................          12,973           136,412
Shares redeemed and automatic conversion
        of shares ...........................        (178,573)       (1,880,913)
                                                  -----------------------------
Net decrease ................................        (165,600)    $  (1,744,501)
                                                  =============================

-------------------------------------------------------------------------------
Investor B1 Shares for the Year                                       Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................          22,341     $     233,261
Shares issued to shareholders in reinvestment
        of dividends ........................          30,286           326,520
                                                  -----------------------------
Total issued ................................          52,627           559,781
                                                  -----------------------------
Automatic conversion of shares ..............         (49,761)         (532,905)
Shares redeemed .............................        (481,609)       (5,183,132)
                                                  -----------------------------
Total redeemed ..............................        (531,370)       (5,716,037)
                                                  -----------------------------
Net decrease ................................        (478,743)    $  (5,156,256)
                                                  =============================

-------------------------------------------------------------------------------
Investor C Shares for the Six Months                                  Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         264,347     $   2,793,600
Shares issued to shareholders in reinvestment
        of dividends and distributions ......           9,337            98,158
                                                  -----------------------------
Total issued ................................         273,684         2,891,758
Shares redeemed .............................         (78,419)         (824,113)
                                                  -----------------------------
Net increase ................................         195,265     $   2,067,645
                                                  =============================

-------------------------------------------------------------------------------
Investor C Shares for the Period                                      Dollar
October 2, 2006+ to July 31, 2007                    Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         596,823     $   6,437,766
Shares issued resulting from reorganization .         139,982         1,508,301
Shares issued to shareholders in reinvestment
        of dividends ........................           8,672            92,924
                                                  -----------------------------
Total issued ................................         745,477         8,038,991
Shares redeemed .............................         (59,516)         (635,360)
                                                  -----------------------------
Net increase ................................         685,961     $   7,403,631
                                                  =============================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor C1 Shares for the Six Months                                 Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................               7     $          71
Shares issued to shareholders in reinvestment
        of dividends and distributions ......          20,062           210,896
                                                  -----------------------------
Total issued ................................          20,069           210,967
Shares redeemed .............................         (97,051)       (1,019,438)
                                                  -----------------------------
Net decrease ................................         (76,982)    $    (808,471)
                                                  =============================

-------------------------------------------------------------------------------
Investor C1 Shares for the Year                                       Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................          80,435     $     856,962
Shares issued to shareholders in reinvestment
        of dividends ........................          43,167           465,414
                                                  -----------------------------
Total issued ................................         123,492         1,322,376
Shares redeemed .............................        (204,930)       (2,211,606)
                                                  -----------------------------
Net decrease ................................         (81,438)    $    (889,230)
                                                  =============================

-------------------------------------------------------------------------------
BlackRock Pennsylvania Municipal Bond Fund
-------------------------------------------------------------------------------
Institutional Shares for the Six Months                               Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................       7,191,164     $  79,393,695
Shares issued to shareholders in reinvestment
        of dividends and distributions ......          44,706           493,223
                                                  -----------------------------
Total issued ................................       7,235,870        79,886,918
Shares redeemed .............................      (6,528,337)      (71,986,168)
                                                  -----------------------------
Net increase ................................         707,533     $   7,900,750
                                                  =============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................      45,132,346     $ 505,293,421
Shares issued resulting from reorganization .      46,579,938       526,677,144
Shares issued to shareholders in reinvestment
        of dividends ........................          51,078           575,901
                                                  -----------------------------
Total issued ................................      91,763,362     1,062,546,466
Shares redeemed .............................     (49,076,517)     (550,101,506)
                                                  -----------------------------
Net increase ................................      42,686,845     $ 482,444,960
                                                  =============================


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               57

-------------------------------------------------------------------------------
BlackRock Pennsylvania Municipal Bond Fund (continued)
-------------------------------------------------------------------------------
Service Shares for the Six Months                                     Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................             452     $       4,988
Shares issued to shareholders in reinvestment
        of dividends and distributions ......           3,610            39,855
                                                  -----------------------------
Total issued ................................           4,062            44,843
Shares redeemed .............................         (74,260)         (819,668)
                                                  -----------------------------
Net decrease ................................         (70,198)    $    (774,825)
                                                  =============================

-------------------------------------------------------------------------------
Service Shares for the Period                                         Dollar
October 2, 2006+ to July 31, 2007                    Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         266,284     $   2,996,184
Shares issued resulting from reorganization .         352,040         3,981,223
Shares issued to shareholders in reinvestment
        of dividends ........................           4,636            52,252
                                                  -----------------------------
Total issued ................................         622,960         7,029,659
Shares redeemed .............................        (325,045)       (3,660,436)
                                                  -----------------------------
Net increase ................................         297,915     $   3,369,223
                                                  =============================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor A Shares for the Six Months                                  Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         272,194     $   3,016,110
Shares issued to shareholders in reinvestment
        of dividends and distributions ......          56,336           621,715
                                                  -----------------------------
Total issued ................................         328,530         3,637,825
Shares redeemed .............................        (239,342)       (2,644,964)
                                                  -----------------------------
Net increase ................................          89,188     $     992,861
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Period                                      Dollar
October 2, 2006+ to July 31, 2007                    Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         340,268     $   3,841,878
Shares issued resulting from reorganization .       2,414,744        27,333,039
Shares issued to shareholders in reinvestment
        of dividends ........................          69,146           779,778
                                                  -----------------------------
Total issued ................................       2,824,158        31,954,695
Shares redeemed .............................        (330,379)       (3,733,251)
                                                  -----------------------------
Net increase ................................       2,493,779     $  28,221,444
                                                  =============================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor A1 Shares for the Six Months                                 Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold and automatic conversion of shares         82,829     $     918,331
Shares issued to shareholders in reinvestment
        of dividends and distributions ......          35,136           387,916
                                                  -----------------------------
Total issued ................................         117,965         1,306,247
Shares redeemed .............................        (211,097)       (2,330,280)
                                                  -----------------------------
Net decrease ................................         (93,132)    $  (1,024,033)
                                                  =============================

-------------------------------------------------------------------------------
Investor A1 Shares for the Year                                       Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         237,782     $   2,679,413
Automatic conversion of shares ..............          32,084           361,452
Shares issued to shareholders in reinvestment
        of dividends ........................          58,218           657,469
                                                  -----------------------------
Total issued ................................         328,084         3,698,334
Shares redeemed .............................        (231,123)       (2,606,866)
                                                  -----------------------------
Net increase ................................          96,961     $   1,091,468
                                                  =============================

-------------------------------------------------------------------------------
Investor B Shares for the Six Months                                  Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................           5,400     $      59,966
Shares issued to shareholders in reinvestment
        of dividends and distributions ......           8,344            91,982
                                                  -----------------------------
Total issued ................................          13,744           151,948
Shares redeemed .............................         (80,835)         (895,224)
                                                  -----------------------------
Net decrease ................................         (67,091)    $    (743,276)
                                                  =============================

-------------------------------------------------------------------------------
Investor B Shares for the Period                                      Dollar
October 2, 2006+ to July 31, 2007                    Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................          16,950     $     191,566
Shares issued resulting from reorganization .         622,139         7,035,673
Shares issued to shareholders in reinvestment
        of dividends ........................          13,672           154,119
                                                  -----------------------------
Total issued ................................         652,761         7,381,358
Shares redeemed .............................        (185,063)       (2,085,361)
                                                  -----------------------------
Net increase ................................         467,698     $   5,295,997
                                                  =============================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor B1 Shares for the Six Months                                 Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................              23     $         439
Shares issued to shareholders in reinvestment
        of dividends and distributions ......          13,434           148,069
                                                  -----------------------------
Total issued ................................          13,457           148,508
Shares redeemed and automatic conversion
        of shares ...........................        (133,263)       (1,473,656)
                                                  -----------------------------
Net decrease ................................        (119,806)    $  (1,325,148)
                                                  =============================

-------------------------------------------------------------------------------
Investor B1 Shares for the Year                                       Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................           1,997     $      25,143
Shares issued to shareholders in reinvestment
        of dividends ........................          26,808           302,593
                                                  -----------------------------
Total issued ................................          28,805           327,736
                                                  -----------------------------
Automatic conversion of shares ..............         (32,125)         (361,452)
Shares redeemed .............................        (486,729)       (5,486,613)
                                                  -----------------------------
Total redeemed ..............................        (518,854)       (5,848,065)
                                                  -----------------------------
Net decrease ................................        (490,049)    $  (5,520,329)
                                                  =============================


58               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

Notes to Financial Statements (concluded)

-------------------------------------------------------------------------------
BlackRock Pennsylvania Municipal Bond Fund (concluded)
-------------------------------------------------------------------------------
Investor C Shares for the Six Months                                  Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         169,490     $   1,872,671
Shares issued to shareholders in reinvestment
        of dividends and distributions ......           8,266            91,352
                                                  -----------------------------
Total issued ................................         177,756         1,964,023
Shares redeemed .............................         (41,620)         (460,158)
                                                  -----------------------------
Net increase ................................         136,136     $   1,503,865
                                                  =============================

-------------------------------------------------------------------------------
Investor C Shares for the Period                                      Dollar
October 2, 2006+ to July 31, 2007                    Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................         252,006     $   2,834,147
Shares issued resulting from reorganization .         142,420         1,611,617
Shares issued to shareholders in reinvestment
        of dividends ........................           5,227            58,812
                                                  -----------------------------
Total issued ................................         399,653         4,504,576
Shares redeemed .............................         (26,100)         (293,499)
                                                  -----------------------------
Net increase ................................         373,553     $   4,211,077
                                                  =============================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor C1 Shares for the Six Months                                 Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................              33     $          43
Shares issued to shareholders in reinvestment
        of dividends and distributions ......          19,854           218,880
                                                  -----------------------------
Total issued ................................          19,887           218,923
Shares redeemed .............................        (140,475)       (1,552,680)
                                                  -----------------------------
Net decrease ................................        (120,588)    $  (1,333,757)
                                                  =============================

-------------------------------------------------------------------------------
Investor C1 Shares for the Year                                       Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................          53,806     $     610,382
Shares issued to shareholders in reinvestment
        of dividends ........................          32,544           367,187
                                                  -----------------------------
Total issued ................................          86,350           977,569
Shares redeemed .............................        (107,580)       (1,210,314)
                                                  -----------------------------
Net decrease ................................         (21,230)    $    (232,745)
                                                  =============================

5. Short-Term Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Funds may borrow up to the maximum amount allowable under the Funds' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.The Funds pay a commitment fee of .06% per annum based on the Funds' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Funds did not borrow under the credit agreement during the six months ended January 31, 2008.

6. Capital Loss Carryforward:

BlackRock Florida Municipal Bond Fund

On July 31, 2007, the Fund had net capital loss carryforward of $3,819,605, of which $2,653,250 expires in 2008, $1,118,328 expires in 2009 and $48,027 expires in 2014. This amount will be available to offset like amounts of any future taxable gains.

BlackRock New Jersey Municipal Bond Fund

On July 31, 2007, the Fund had net capital loss carryforward of $13,900,412, of which $2,652,175 expires in 2008, $5,171,785 expires in 2009 and $2,530,579 expires in 2010, $2,693,662 expires in 2011, $724,595 expires in 2012 and
$127,616 expires in 2014. This amount will be available to offset like amounts of any future taxable gains.

BlackRock Pennsylvania Municipal Bond Fund


On July 31, 2007, the Fund had net capital loss carryforward of $33,757,476, of which $8,306,024 expires in 2009, $15,329,699 expires in 2010 and $10,121,753 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.

7. Concentration Risk:

The Funds concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Funds are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these state agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principal and interest payments and therefore could impact the value of the Funds' investments and net asset value per share, than if the Funds were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedules of Investments.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               59

Proxy Results

During the six-month period ended January 31, 2008, the shareholders in each Fund listed below of BlackRock Multi-State Municipal Series Trust voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was a part of the reorganization of the Trust's Board of Trustees that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                   BlackRock Florida                  BlackRock New Jersey               BlackRock Pennsylvania
                                  Municipal Bond Fund                 Municipal Bond Fund                  Municipal Bond Fund
                            --------------------------------    --------------------------------    --------------------------------
                            Shares Voted     Shares Withheld    Shares Voted     Shares Withheld    Shares Voted     Shares Withheld
                                For            From Voting          For            From Voting          For            From Voting
------------------------------------------------------------------------------------------------------------------------------------
To elect the Trust's
Board of Trustees:

James H. Bodurtha            10,293,466          272,660         24,924,928          442,573         49,589,943          56,907
Bruce R. Bond                10,293,466          272,660         24,927,553          439,948         49,589,943          56,907
Donald W. Burton             10,291,551          274,575         24,927,553          439,948         49,588,932          57,918
Richard S. Davis             10,293,466          272,660         24,927,553          439,948         49,576,584          70,266
Stuart E. Eizenstat          10,291,551          274,575         24,919,292          448,209         49,588,932          57,918
Laurence D. Fink             10,293,466          272,660         24,927,553          439,948         49,576,584          70,266
Kenneth A. Froot             10,293,466          272,660         24,927,553          439,948         49,588,932          57,918
Henry Gabbay                 10,293,466          272,660         24,927,553          439,948         49,576,584          70,266
Robert M. Hernandez          10,291,551          274,575         24,927,553          439,948         49,589,943          56,907
John F. O'Brien              10,293,466          272,660         24,924,928          442,573         49,588,932          57,918
Roberta Cooper Ramo          10,287,926          278,200         24,927,553          439,948         49,589,943          56,907
Jean Margo Reid              10,287,921          278,205         24,927,553          439,948         49,589,943          56,907
David H. Walsh               10,293,466          272,660         24,927,553          439,948         49,589,943          56,907
Fred G. Weiss                10,293,466          272,660         24,927,553          439,948         49,589,943          56,907
Richard R. West              10,291,551          274,575         24,927,553          439,948         49,589,943          56,907
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trust President and Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O'Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Donald C. Burke, Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


60               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds' website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds' electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Click on the applicable link and follow the steps to sign up
3)    Log into your account

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               61

BlackRock Fund Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


62               SEMI-ANNUAL REPORTS             JANUARY 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Fund Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


               SEMI-ANNUAL REPORTS             JANUARY 31, 2008               63

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Florida Municipal Bond Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
Of BlackRock Multi-State Municipal Series Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                  #MBFLNJPA-1/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Multi-State Municipal Series Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-State Municipal Series Trust

Date: March 24, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-State Municipal Series Trust

Date: March 24, 2008